As filed with the Securities and Exchange Commission on December 2, 2022

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: March 31

Date of reporting period: April 1, 2022 – September 30, 2022

ITEM 1. REPORT TO STOCKHOLDERS.

Semi-Annual Report
September 30, 2022
(Unaudited)

Absolute Strategies Fund, Absolute Funds, and Absolute Investment Advisers are registered service marks. Other marks referred to herein are the trademarks, service marks or registered trademarks of their respective owners.

ABSOLUTE STRATEGIES FUND
PORTFOLIO HOLDINGS SUMMARY
September 30, 2022
3
Absolute Funds
See Notes to Financial Statements.
* Consists of deposits with the custodian and/or brokers for futures contracts, purchased options and put options written, cash, prepaid expenses, receivables, payables and accrued liabilities. Deposits with the custodian and/or brokers for futures contracts and put options written represent
15.7%  of net assets. See Note 2 of the accompanying Notes to Financial Statements.
Portfolio Breakdown (% of Net Assets)
Asset Backed Obligations
0.4%
Investment Companies
35.7%
Exchange Traded Funds
2.0%
Money Market Fund
44.4%
Purchased Options
2.1%
Written Options
(0.3)%
Other Assets & Liabilities, Net * 15.7%
100.0%

ABSOLUTE STRATEGIES FUND
SCHEDULE OF INVESTMENTS
September 30, 2022
4
Absolute Funds
See Notes to Financial Statements.
Principal Security Description Rate Maturity Value
Asset Backed Obligations - 0.4%
$ 26,422 Adjustable Rate Mortgage Trust, Series 2005-12 2A1
(a)
3.12% 03/25/36 $ 20,355
12,102 Adjustable Rate Mortgage Trust, Series 2006-1 3A3
(a)
2.96  03/25/36 10,167
7,271 Banc of America Funding Corp., Series 2006-E 2A1
(a)
3.46  06/20/36 6,674
15,019 Banc of America Funding Corp., Series 2007-E 4A1
(a)
3.75  07/20/47 14,495
28,750 CitiMortgage Alternative Loan Trust, Series 2006-A7 1A12 6.00  12/25/36 23,734
10,650 CitiMortgage Alternative Loan Trust, Series 2007-A4 1A6 5.75  04/25/37 9,473
9,095 Countrywide Alternative Loan Trust, Series 2005-50CB 1A1 5.50  11/25/35 7,536
12,885 Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2007-HY5 1A1
(a)
3.86  09/25/47 10,588
28,701 IndyMac Index Mortgage Loan Trust, Series 2006-AR25 3A1
(a)
3.46  09/25/36 20,281
6,723 JPMorgan Mortgage Trust, Series 2007-A2 4A1M
(a)
3.16  04/25/37 5,945
14,507 Structured Adjustable Rate Mortgage Loan Trust,
Series 2007-3 3A1
(a)
3.43  04/25/47 7,678
Total Asset Backed Obligations (Cost $108,354) 136,926
Shares Security Description Value
Investment Companies - 35.7%
689,143 Absolute Capital Opportunities Fund
(b)(c)
6,898,319
107,086 Absolute Convertible Arbitrage Fund
(c)
1,165,094
500,000 Absolute Flexible Fund
(b)(c)
4,955,000
Total Investment Companies (Cost $12,984,092) 13,018,413
Shares Security Description Value
Exchange Traded Funds - 2.0%
26,763 Absolute Select Value ETF
(b)
672,715
2,000 VanEck Gold Miners ETF/USA 48,240
Total Exchange Traded Funds (Cost $833,154) 720,955
Shares Security Description Value
Money Market Fund - 44.4%
16,188,900 First American Treasury Obligations Fund, Class X, 2.87%
(d)
(Cost $16,188,900) 16,188,900
Contracts Security Description Strike Price Exp. Date
Notional Contract
Value Value
Purchased Options - 2.1%
Call Options Purchased - 0.1%
200 SPDR S&P 500 ETF Trust $ 405.00 10/22 $ 8,100,000 200
500 SPDR S&P 500 ETF Trust 400.00 10/22 20,000,000 13,000
250 SPDR S&P 500 ETF Trust 390.00 10/22 9,750,000 18,000
Total Call Options Purchased (Premiums Paid $232,140) 31,200
Put Options Purchased - 2.0%
500 Apple, Inc. 125.00 11/22 6,910,000 154,000
500 Apple, Inc. 100.00 02/23 6,910,000 115,000
1,000 Financial Select Sector SPDR Fund ETF 31.00 12/22 3,036,000 186,500
250 SPDR S&P 500 ETF Trust 360.00 11/22 8,929,500 285,000
Total Put Options Purchased (Premiums Paid $525,393) 740,500
Total Purchased Options (Premiums Paid $757,533) 771,700
Investments, at value - 84.6% (Cost $30,872,033) $ 30,836,894
Total Written Options - (0.3)% (Premiums Received $(88,991)) (120,250)
Other Assets & Liabilities, Net - 15.7% 5,738,887
Net Assets - 100.0% $ 36,455,531

ABSOLUTE STRATEGIES FUND
SCHEDULE OF PUT OPTIONS WRITTEN
September 30, 2022
5
Absolute Funds
See Notes to Financial Statements.
Contracts Security Description Strike Price Exp. Date
Notional Contract
Value Value
Written Options - (0.3)%
Put Options Written - (0.3)%
(250) SPDR S&P 500 ETF Trust
(Premiums Received $(88,991)) $ 340.00 11/22 $ 8,500,000 $ (120,250)
Total Written Options - (0.3)% (Premiums Received $(88,991)) $ (120,250)

ABSOLUTE STRATEGIES FUND
NOTES TO SCHEDULES OF INVESTMENTS AND PUT OPTIONS WRITTEN
September 30, 2022
6
Absolute Funds
See Notes to Financial Statements.
At September 30, 2022 , the Fund held the following exchange traded futures contracts:
Affiliated investments are investments that are managed by the adviser, and are noted in the Absolute Strategies Fund’s Schedule of Investments.
Transactions during the period with affiliates were as follows:
At September 30, 2022, the value of investments in affiliated companies was $13,691,128 representing 43.4% of net assets, and the total cost was $13,765,836. Net unrealized depreciation was $(74,708), the net change in unrealized depreciation was $(582,626), net realized gain was
$205,994, total capital gain distributions were $0 and investment income was $5,559.
The following is a summary of the inputs used to value the Fund's investments and other financial instruments and liabilities as of September 30,
2022.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
ETF Exchange Traded Fund
(a) Variable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of September 30, 2022.
(b) Affiliated Company.
(c) Non-income producing security.
(d) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2022.
Contracts Description
Expiration
Date
Notional Contract
Value Value
Net Unrealized
Appreciation
(50) S&P 500 E-mini Future 12/16/22 $ (9,771,498) $ (9,003,750) $ 767,748
Exchange Traded Fund
Absolute
Select Value
ETF
Balance
3/31/2022
Gross
Additions
Gross
Reductions
Change in
Unrealized
Depreciation
Balance
9/30/2022
Realized
Gain/(Loss)
Capital Gain
Distributions
Investment
Income
Shares/
Principal 9,763 17,000 – – 26,763
Cost $ 285,026 $ 496,718 $ – $ – $ 781,744 $ – $ – $ 2,513
Value 292,109 – – (116,112) 672,715
Investment Companies
Absolute
Capital
Opportunities
Fund
Balance
3/31/2022
Gross
Additions
Gross
Reductions
Change in
Unrealized
Depreciation
Balance
6/30/2022
Realized
Gain/(Loss)
Capital Gain
Distributions
Investment
Income
Shares/
Principal 689,232 – (89) – 689,143
Cost $ 6,892,324 $ – $ (896) $ – $ 6,891,428 $ (896) $ – $ –
Value 6,954,355 – – (55,140) 6,898,319
Absolute
Convertible
Arbitrage Fund
Balance
3/31/2022
Gross
Additions
Gross
Reductions
Change in
Unrealized
Depreciation
Balance
6/30/2022
Realized
Gain/(Loss)
Capital Gain
Distributions
Investment
Income
Shares/
Principal 568,483 283 (461,680) – 107,086
Cost $ 5,882,727 $ 3,047 $ (4,793,110) $ – $ 1,092,664 $ 206,890 $ – $ 3,046
Value 6,321,531 – – (366,374) 1,165,094
Absolute
Flexible Fund
Balance
3/31/2022
Gross
Additions
Gross
Reductions
Change in
Unrealized
Depreciation
Balance
6/30/2022
Realized
Gain/(Loss)
Capital Gain
Distributions
Investment
Income
Shares/
Principal – 500,000 – 500,000
Cost $ – $ 5,000,000 $ – $ – $ 5,000,000 $ – $ – $ –
Value $ – – – (45,000) 4,955,000

ABSOLUTE STRATEGIES FUND
NOTES TO SCHEDULES OF INVESTMENTS AND PUT OPTIONS WRITTEN
September 30, 2022
7
Absolute Funds
See Notes to Financial Statements.
* Other Financial Instruments are derivatives not reflected in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/(depreciation) and written options, which are reported at their market value at period end.
Level 1 Level 2 Level 3 Total
Assets
Investments at Value
Asset Backed Obligations $ – $ 136,926 $ – $ 136,926
Investment Companies 13,018,413 – – 13,018,413
Exchange Traded Funds 720,955 – – 720,955
Money Market Fund – 16,188,900 – 16,188,900
Purchased Options 585,200 186,500 – 771,700
Investments at Value $ 14,324,568 $ 16,512,326 $ – $ 30,836,894
Other Financial Instruments*
Futures 767,748 – – 767,748
Total Other Financial Instruments* $ 767,748 $ – $ – $ 767,748
Total Assets $ 15,092,316 $ 16,512,326 $ – $ 31,604,642
Liabilities
Other Financial Instruments*
Written Options – (120,250) – (120,250)
Total Other Financial Instruments* $ – $ (120,250) $ – $ (120,250)
Total Liabilities $ – $ (120,250) $ – $ (120,250)

ABSOLUTE CAPITAL OPPORTUNITIES FUND
PORTFOLIO HOLDINGS SUMMARY
September 30, 2022
8
Absolute Funds
See Notes to Financial Statements.
* Consists of deposits with the custodian and/or brokers for call and put options written, cash, prepaid expenses, receivables, payables and accrued liabilities. Deposits with the custodian and/or brokers for call and put options written represent 4.3 % of net assets. See Note 2 of the accompanying Notes to Financial Statements.
Portfolio Breakdown (% of Net Assets)
Common Stock
53.5%
Money Market Funds
36.8%
Purchased Options
8.5%
Written Options
(2.7)%
Other Assets & Liabilities, Net * 3.9%
100.0%

ABSOLUTE CAPITAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
September 30, 2022
9
Absolute Funds
See Notes to Financial Statements.
Shares Security Description Value
Common Stock - 53.5%
Communication Services - 6.8%
17,200 Alphabet, Inc., Class A
(a)(b)
$ 1,645,180
12,900 Alphabet, Inc., Class C
(a)(b)
1,240,335
3,321 Charter Communications, Inc., Class A
(a)
1,007,425
2,500 Comcast Corp., Class A
(c)
73,325
8,901 Liberty Media Corp.-Liberty SiriusXM
(a)
338,861
18,781 Meta Platforms, Inc., Class A
(a)(b)
2,548,206
11,171 Motorola Solutions, Inc. 2,501,969
565 Netflix, Inc.
(a)(c)
133,024
29,515 Warner Bros Discovery, Inc.
(a)(c)
339,422
9,827,747
Consumer Discretionary - 14.0%
2,200 Alibaba Group Holding, Ltd., ADR
(a)(c)
175,978
22,840 Amazon.com, Inc.
(a)(b)
2,580,920
30,156 CarMax, Inc.
(a)(b)
1,990,899
2,800 Carvana Co.
(a)
56,840
14,340 Dollar Tree, Inc.
(a)
1,951,674
7,555 Expedia Group, Inc.
(a)
707,828
6,710 Fisker, Inc.
(a)(c)
50,661
7,056 Foot Locker, Inc. 219,653
91,361 General Motors Co.
(b)
2,931,774
46,415 Gildan Activewear, Inc. 1,312,152
16,109 Hasbro, Inc. 1,086,069
44,860 Las Vegas Sands Corp.
(a)
1,683,147
6,421 Lowe's Cos., Inc. 1,205,928
7,300 MGM Resorts International
(c)
216,956
20,650 PACCAR, Inc. 1,728,199
3,500 Peloton Interactive, Inc., Class A
(a)
24,255
3,901 Spark Networks SE, ADR
(a)
7,451
11,800 The Gap, Inc. 96,878
24,168 The Walt Disney Co.
(a)(b)
2,279,767
1,000 Wayfair, Inc., Class A
(a)(c)
32,550
20,339,579
Consumer Staples - 1.0%
25,740 Coty, Inc., Class A
(a)
162,677
15,595 Philip Morris International, Inc.
(c)
1,294,541
1,457,218
Energy - 2.4%
14,240 EOG Resources, Inc.
(d)
1,591,035
17,755 Occidental Petroleum Corp.
(c)(d)
1,091,045
3,700 Pioneer Natural Resources Co.
(d)
801,161
3,483,241
Financials - 12.4%
4,675 AerCap Holdings NV
(a)
197,893
4,455 Ally Financial, Inc. 123,982
6,490 American Express Co.
(b)
875,566
5,600 Aon PLC, Class A 1,500,072
18,299 Berkshire Hathaway, Inc., Class B
(a)(b)
4,886,199
13,541 Blackstone, Inc., Class A
(b)
1,133,382
21,700 Intercontinental Exchange, Inc. 1,960,595
24,026 JPMorgan Chase & Co. 2,510,717
900 PayPal Holdings, Inc.
(a)(c)
77,463
5,205 Rocket Cos., Inc., Class A
(a)
32,895
33,270 The Charles Schwab Corp.
(c)
2,391,115
12,101 Visa, Inc., Class A 2,149,743
4,400 Zillow Group, Inc., Class C
(a)
125,884
17,965,506
Health Care - 1.6%
9,824 Becton Dickinson and Co. 2,189,082
2,892 Semler Scientific, Inc.
(a)
108,595
2,297,677

ABSOLUTE CAPITAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
September 30, 2022
10
Absolute Funds
See Notes to Financial Statements.
Shares Security Description Value
Industrials - 3.8%
45,480 Hayward Holdings, Inc.
(a)
$ 403,408
17,812 Jacobs Solutions, Inc. 1,932,424
5,140 KB Home 133,229
5,623 Keysight Technologies, Inc.
(a)
884,835
9,942 Quanta Services, Inc.
(b)
1,266,511
5,265 United Parcel Service, Inc., Class B 850,508
5,470,915
Information Technology - 11.5%
8,100 Activision Blizzard, Inc.
(c)(d)
602,154
1,900 Adobe, Inc.
(a)
522,880
18,135 Analog Devices, Inc. 2,526,931
29,307 Apple, Inc.
(b)(d)
4,050,227
14,613 Arista Networks, Inc.
(a)
1,649,662
9,371 Autodesk, Inc.
(a)
1,750,503
15,215 GoDaddy, Inc., Class A
(a)
1,078,439
17,032 Salesforce, Inc.
(a)(c)
2,449,883
11,490 Splunk, Inc.
(a)
864,048
5,500 Spotify Technology SA
(a)
474,650
16,471 SS&C Technologies Holdings, Inc. 786,490
16,755,867
Total Common Stock (Cost $80,395,646) 77,597,750
Shares Security Description Value
Money Market Funds - 36.8%
12,011,790 Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 1.71%
(e)
12,011,790
41,284,176 First American Treasury Obligations Fund, Class X, 2.87%
(e)(f)
41,284,176
Total Money Market Funds (Cost $53,295,966) 53,295,966
Contracts Security Description Strike Price Exp. Date
Notional Contract
Value Value
Purchased Options - 8.5%
Call Options Purchased - 0.2%
19 Alibaba Group Holding, Ltd. $ 180.00 01/24 $ 342,000 4,864
227 Bristol-Myers Squibb Co. 80.00 03/23 1,816,000 37,228
60 Morgan Stanley 60.00 01/23 360,000 122,460
163 Occidental Petroleum Corp. 70.00 03/23 1,141,000 98,289
3,992 SPDR S&P 500 ETF Trust 435.00 11/22 173,652,000 11,976
4,489 SPDR S&P 500 ETF Trust 425.00 11/22 190,782,500 31,423
161 Walgreens Boots Alliance, Inc. 45.00 01/23 724,500 1,610
Total Call Options Purchased (Premiums Paid $1,430,356) 307,850
Put Options Purchased - 8.3%
2,993 SPDR S&P 500 ETF Trust 380.00 11/22 106,903,974 7,038,040
2,993 SPDR S&P 500 ETF Trust 370.00 11/22 106,903,974 4,984,841
Total Put Options Purchased (Premiums Paid $4,436,470) 12,022,881
Total Purchased Options (Premiums Paid $5,866,826) 12,330,731
Investments, at value - 98.8% (Cost $139,558,438) $ 143,224,447
Total Written Options - (2.7)% (Premiums Received $(7,959,708)) (3,941,245)
Other Assets & Liabilities, Net - 3.9% 5,723,362
Net Assets - 100.0% $ 145,006,564

ABSOLUTE CAPITAL OPPORTUNITIES FUND
SCHEDULE OF CALL AND PUT OPTIONS WRITTEN
September 30, 2022
11
Absolute Funds
See Notes to Financial Statements.
Contracts Security Description Strike Price Exp. Date
Notional Contract
Value Value
Written Options - (2.7)%
Call Options Written - (0.5)%
(52) Activision Blizzard, Inc. $ 95.00 01/24 $ 386,568 $ (4,212)
(65) Apple, Inc. 150.00 01/23 898,300 (44,525)
(70) EOG Resources, Inc. 138.50 04/23 782,110 (47,950)
(163) Occidental Petroleum Corp. 100.00 03/23 1,001,635 (16,626)
(23) Pioneer Natural Resources Co. 230.00 01/23 498,019 (33,465)
(1,496) SPDR S&P 500 ETF Trust 410.00 11/22 53,434,128 (29,920)
(2,993) SPDR S&P 500 ETF Trust 385.00 11/22 106,903,974 (565,677)
Total Call Options Written (Premiums Received $(6,280,724)) (742,375)
Put Options Written - (2.2)%
(52) Activision Blizzard, Inc. 65.00 01/24 338,000 (27,040)
(6) Alibaba Group Holding, Ltd. 120.00 01/23 72,000 (24,315)
(124) Bank of America Corp. 40.00 06/23 496,000 (125,860)
(135) Bank of America Corp. 38.00 06/23 513,000 (114,075)
(70) Bristol-Myers Squibb Co. 65.00 01/23 455,000 (13,475)
(39) Bristol-Myers Squibb Co. 70.00 01/24 273,000 (28,470)
(150) Citigroup, Inc. 60.00 01/23 900,000 (279,000)
(53) Comcast Corp. 57.50 01/23 304,750 (149,990)
(90) CVS Health Corp. 90.00 01/23 810,000 (34,200)
(39) Fisker, Inc. 17.50 01/23 68,250 (40,170)
(74) Intel Corp. 40.00 01/23 296,000 (106,560)
(116) Merck & Co., Inc. 80.00 01/23 928,000 (30,914)
(123) MGM Resorts International 40.00 01/23 492,000 (129,765)
(124) MGM Resorts International 35.00 01/23 434,000 (79,732)
(41) Morgan Stanley 95.00 01/23 389,500 (70,725)
(12) Netflix, Inc. 220.00 01/24 264,000 (53,430)
(70) Occidental Petroleum Corp. 62.50 01/24 437,500 (95,200)
(161) Paramount Global 27.00 01/23 434,700 (133,147)
(9) PayPal Holdings, Inc. 130.00 01/23 117,000 (39,578)
(20) PayPal Holdings, Inc. 115.00 01/24 230,000 (70,800)
(17) Penn Entertainment, Inc. 45.00 01/23 76,500 (30,005)
(34) Philip Morris International, Inc. 95.00 01/23 323,000 (45,560)
(60) Philip Morris International, Inc. 80.00 01/23 480,000 (26,400)
(22) Salesforce, Inc. 200.00 01/23 440,000 (123,915)
(999) SPDR S&P 500 ETF Trust 355.00 11/22 35,464,500 (929,070)
(141) The Charles Schwab Corp. 75.00 01/23 1,057,500 (105,186)
(39) The Scotts Miracle-Gro Co. 70.00 03/23 273,000 (109,980)
(127) Warner Bros Discovery, Inc. 22.50 01/24 285,750 (142,240)
(189) Weber, Inc. 7.50 12/22 141,750 (40,068)
Total Put Options Written (Premiums Received $(1,678,984)) (3,198,870)
Total Written Options - (2.7)% (Premiums Received $(7,959,708)) $ (3,941,245)

ABSOLUTE CAPITAL OPPORTUNITIES FUND
NOTES TO SCHEDULES OF INVESTMENTS AND CALL AND PUT OPTIONS WRITTEN
September 30, 2022
12
Absolute Funds
See Notes to Financial Statements.
The following is a summary of the inputs used to value the Fund's investments and other financial instruments and liabilities as of September 30,
2022.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
* Other Financial Instruments are derivatives not reflected in the Schedule of Investments, such as written options, which are reported at their market value at period end.
ADR American Depositary Receipt
ETF Exchange Traded Fund
PLC Public Limited Company
(a) Non-income producing security.
(b) All or a portion of this security is held as collateral for written options.
(c) Subject to put option written by the Fund.
(d) Subject to call option written by the Fund.
(e) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2022.
(f) The Fund currently invests a portion of its assets in First American Treasury Obligations Fund. The Fund may redeem its investment from First American Treasury Obligations Fund at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund may be directly affected by the performance of First American Treasury Obligations
Fund, Class X. The financial statements of First American Treasury Obligations Fund, including the portfolio of investments, can be found at First American Treasury Obligations Fund’s website www.firstamericanfunds.com or the Securities and Exchange Commission’s
website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of September 30, 2022, the Fund’s net assets invested in First American Treasury Obligations Fund were 28.4%.
Level 1 Level 2 Level 3 Total
Assets
Investments at Value
Common Stock
Communication Services $ 9,827,747 $ – $ – $ 9,827,747
Consumer Discretionary 20,339,579 – – 20,339,579
Consumer Staples 1,457,218 – – 1,457,218
Energy 3,483,241 – – 3,483,241
Financials 17,965,506 – – 17,965,506
Health Care 2,297,677 – – 2,297,677
Industrials 5,470,915 – – 5,470,915
Information Technology 16,755,867 – – 16,755,867
Money Market Funds – 53,295,966 – 53,295,966
Purchased Options 307,850 12,022,881 – 12,330,731
Investments at Value $ 77,905,600 $ 65,318,847 $ – $ 143,224,447
Total Assets $ 77,905,600 $ 65,318,847 $ – $ 143,224,447
Liabilities
Other Financial Instruments*
Written Options (2,418,053) (1,523,192) – (3,941,245)
Total Liabilities $ (2,418,053) $ (1,523,192) $ – $ (3,941,245)

Absolute Convertible Arbitrage Fund
Portfolio Holdings Summary
September 30, 2022
13
Absolute Funds
See Notes to Financial Statements.
* Consists of deposits with the custodian and/or brokers for securities sold short and futures , cash, prepaid expenses, receivables, payables and accrued liabilities. Deposits with the custodian and/or brokers for securities sold short and futures represent 40.8% of net assets. See Note 2 of the accompanying Notes to Financial Statements.
Portfolio Breakdown (% of Net Assets)
Long Positions
Corporate Convertible Bonds
85.5%
Corporate Non-Convertible Bond
0.2%
Investment Company
1.7%
Exchange Traded Fund
0.4%
Money Market Fund
4.7%
Short Positions
Common Stock
(33.7)%
Other Assets & Liabilities, Net * 41.2%
100.0%

Absolute Convertible Arbitrage Fund
Schedule of Investments
September 30, 2022
14
Absolute Funds
See Notes to Financial Statements.
Principal Security Description Rate Maturity Value
Long Positions - 92.5%
Fixed Income Securities - 85.7%
Corporate Convertible Bonds - 85.5%
Communication Services - 8.2%
$ 2,750,000 Harmonic, Inc.
(a)
2.00% 09/01/24 $ 4,358,086
1,000,000 Infinera Corp. 2.13  09/01/24 916,500
10,000,000 Infinera Corp. 2.50  03/01/27 9,172,167
2,000,000 Infinera Corp.
(b)
3.75  08/01/28 1,987,000
5,542,000 InterDigital, Inc. 2.00  06/01/24 5,202,552
3,500,000 InterDigital, Inc.
(b)
3.50  06/01/27 3,059,000
5,100,000 Palo Alto Networks, Inc. 0.38  06/01/25 8,644,500
9,000,000 Perficient, Inc.
(b)
0.13  11/15/26 6,705,000
4,500,000 Q2 Holdings, Inc. 0.13  11/15/25 3,600,000
7,338,000 Q2 Holdings, Inc.
(a)
0.75  06/01/26 5,837,379
7,500,000 TechTarget, Inc.
(b)(c)
5.66  12/15/26 5,831,199
6,000,000 Twitter, Inc.
(c)
3.63  03/15/26 5,522,545
6,000,000 Upwork, Inc. 0.25  08/15/26 4,410,300
2,000,000 Wayfair, Inc.
(b)
3.25  09/15/27 1,587,000
6,150,000 Wix.com, Ltd.
(c)
2.99 -
7.60  08/15/25 5,175,225
72,008,453
Consumer Discretionary - 12.1%
3,300,000 2U, Inc. 2.25  05/01/25 2,264,703
7,000,000 Airbnb, Inc.
(c)
2.28  03/15/26 5,831,000
8,110,000 Alarm.com Holdings, Inc.
(c)
1.40 -
5.07  01/15/26 6,670,475
6,245,000 American Airlines Group, Inc.
(a)
6.50  07/01/25 6,329,307
2,144,000 American Eagle Outfitters, Inc.
(a)
3.75  04/15/25 2,934,600
6,814,000 Chegg, Inc.
(c)
7.53  09/01/26 5,205,787
10,000,000 Cracker Barrel Old Country Store, Inc. 0.63  06/15/26 8,343,000
1,500,000 Eventbrite, Inc. 5.00  12/01/25 1,385,625
5,000,000 Eventbrite, Inc. 0.75  09/15/26 3,422,103
6,000,000 Fisker, Inc.
(b)
2.50  09/15/26 3,124,965
6,000,000 Fiverr International, Ltd.
(c)
6.95  11/01/25 4,717,800
3,500,000 Groupon, Inc. 1.13  03/15/26 2,217,103
9,190,000 IMAX Corp. 0.50  04/01/26 7,616,672
5,186,000 LCI Industries 1.13  05/15/26 4,454,774
5,000,000 Lucid Group, Inc.
(b)
1.25  12/15/26 3,050,000
9,000,000 Luminar Technologies, Inc.
(b)
1.25  12/15/26 5,746,500
4,000,000 National Vision Holdings, Inc. 2.50  05/15/25 4,965,200
1,250,000 NCL Corp., Ltd.
(b)
2.50  02/15/27 821,875
5,150,000 NCL Corp., Ltd.
(b)
1.13  02/15/27 3,251,051
1,000,000 Penn Entertainment, Inc.
(a)
2.75  05/15/26 1,404,500
1,000,000 Royal Caribbean Cruises, Ltd. 2.88  11/15/23 939,500
5,500,000 Royal Caribbean Cruises, Ltd.
(b)
6.00  08/15/25 5,821,750
500,000 Spirit Airlines, Inc. 4.75  05/15/25 871,900
7,715,000 Stride, Inc. 1.13  09/01/27 7,865,443
2,697,000 Topgolf Callaway Brands Corp. 2.75  05/01/26 3,492,615
6,000,000 Virgin Galactic Holdings, Inc.
(b)
2.50  02/01/27 3,348,000
106,096,248
Consumer Staples - 2.4%
4,922,000 FTI Consulting, Inc.
(a)
2.00  08/15/23 8,143,941
10,121,000 MGP Ingredients, Inc.
(b)
1.88  11/15/41 12,638,799
20,782,740
Energy - 6.4%
7,500,000 Enphase Energy, Inc.
(c)
2.31  03/01/28 8,940,000
5,000,000 Green Plains, Inc. 2.25  03/15/27 5,767,500
8,510,000 Helix Energy Solutions Group, Inc.
(a)
6.75  02/15/26 8,658,925
9,000,000 Oil States International, Inc. 4.75  04/01/26 7,263,000
8,000,000 Peabody Energy Corp.
(b)
3.25  03/01/28 11,776,000
4,000,000 SolarEdge Technologies, Inc.
(c)
3.31  09/15/25 4,374,000
7,890,000 Stem, Inc.
(b)
0.50  12/01/28 5,893,830
3,500,000 Sunnova Energy International, Inc.
(b)
2.63  02/15/28 3,129,000
55,802,255

Absolute Convertible Arbitrage Fund
Schedule of Investments
September 30, 2022
15
Absolute Funds
See Notes to Financial Statements.
Principal Security Description Rate Maturity Value
Financials - 0.2%
$ 1,500,000 Redfin Corp.
(c)
2.80% 10/15/25 $ 887,850
2,000,000 Redfin Corp. 0.50  04/01/27 984,148
1,871,998
Health Care - 17.2%
6,000,000 1Life Healthcare, Inc. 3.00  06/15/25 5,835,000
8,000,000 Accuray, Inc. 3.75  06/01/26 6,691,398
11,255,000 Allscripts Healthcare Solutions, Inc.
(a)
0.88  01/01/27 14,350,125
1,000,000 Alnylam Pharmaceuticals, Inc.
(b)
1.00  09/15/27 976,000
6,000,000 Alphatec Holdings, Inc. 0.75  08/01/26 4,890,000
9,000,000 Artivion, Inc. 4.25  07/01/25 8,476,677
4,997,000 Ascendis Pharma A/S
(b)
2.25  04/01/28 4,622,741
2,500,000 Assertio Holdings, Inc.
(b)
6.50  09/01/27 2,387,162
1,000,000 Bridgebio Pharma, Inc. 2.50  03/15/27 598,800
5,000,000 Bridgebio Pharma, Inc. 2.25  02/01/29 2,218,500
4,035,000 CONMED Corp.
(a)
2.63  02/01/24 4,442,535
6,880,000 CONMED Corp.
(b)
2.25  06/15/27 5,951,200
7,250,000 Cutera, Inc.
(b)
2.25  06/01/28 7,917,000
2,077,000 Exact Sciences Corp.
(a)
1.00  01/15/25 1,856,319
3,095,000 Exact Sciences Corp. 0.38  03/15/27 2,156,754
3,150,000 Gossamer Bio, Inc.
(a)
5.00  06/01/27 3,252,370
7,500,000 Halozyme Therapeutics, Inc.
(b)
1.00  08/15/28 7,040,625
6,500,000 Inotiv, Inc. 3.25  10/15/27 5,200,105
6,380,000 Insmed, Inc. 0.75  06/01/28 5,847,270
4,000,000 Invacare Corp. 4.25  03/15/26 1,872,563
3,500,000 Ironwood Pharmaceuticals, Inc. 0.75  06/15/24 3,532,812
5,500,000 Jazz Investments I, Ltd. 2.00  06/15/26 5,912,500
8,000,000 MannKind Corp. 2.50  03/01/26 7,248,000
3,500,000 Novocure, Ltd.
(c)
3.47 -
3.54  11/01/25 3,164,086
4,493,000 NuVasive, Inc. 0.38  03/15/25 3,928,567
5,000,000 Pacira BioSciences, Inc. 0.75  08/01/25 4,931,250
7,826,000 PetIQ, Inc. 4.00  06/01/26 6,425,146
5,626,000 SmileDirectClub, Inc.
(b)(c)
2.76 -
59.01  02/01/26 668,361
4,086,000 Tabula Rasa HealthCare, Inc. 1.75  02/15/26 3,297,597
2,035,000 Travere Therapeutics, Inc.
(a)
2.50  09/15/25 2,059,166
4,000,000 Travere Therapeutics, Inc. 2.25  03/01/29 4,090,000
7,725,000 Varex Imaging Corp. 4.00  06/01/25 9,292,230
151,132,859
Industrials - 12.5%
5,000,000 Camtek, Ltd./Israel
(b)(c)
3.57 -
3.79  12/01/26 3,957,500
2,280,000 Chart Industries, Inc.
(b)
1.00  11/15/24 7,176,984
8,120,000 CryoPort, Inc.
(b)
0.75  12/01/26 5,954,115
6,500,000 GoPro, Inc. 1.25  11/15/25 5,808,150
8,500,000 Granite Construction, Inc.
(a)
2.75  11/01/24 8,689,125
8,558,000 Itron, Inc.
(c)
10.51  03/15/26 6,726,588
6,943,000 John Bean Technologies Corp. 0.25  05/15/26 5,776,576
2,608,000 Kaman Corp.
(a)
3.25  05/01/24 2,460,648
5,620,000 KBR, Inc.
(a)
2.50  11/01/23 9,795,660
9,982,000 Mesa Laboratories, Inc.
(a)
1.38  08/15/25 8,334,953
6,400,000 Patrick Industries, Inc.
(b)
1.75  12/01/28 4,664,000
8,000,000 SMART Global Holdings, Inc. 2.25  02/15/26 8,256,000
10,000,000 The Greenbrier Cos., Inc. 2.88  04/15/28 7,895,000
5,890,000 The Middleby Corp. 1.00  09/01/25 6,746,995
7,061,000 Winnebago Industries, Inc. 1.50  04/01/25 7,418,463
8,500,000 Xometry, Inc.
(b)
1.00  02/01/27 10,114,150
109,774,907
Information Technology - 23.6%
8,000,000 Altair Engineering, Inc.
(b)
1.75  06/15/27 7,172,000
8,460,000 Alteryx, Inc. 1.00  08/01/26 6,894,900
7,240,000 Bandwidth, Inc. 0.50  04/01/28 4,282,460
8,500,000 Bentley Systems, Inc. 0.38  07/01/27 6,447,250
2,500,000 Blackline, Inc. 0.13  08/01/24 2,598,500

Absolute Convertible Arbitrage Fund
Schedule of Investments
September 30, 2022
16
Absolute Funds
See Notes to Financial Statements.
Principal Security Description Rate Maturity Value
Information Technology - 23.6% (continued)
$ 7,500,000 Blackline, Inc.
(c)
3.26  03/15/26 $ 6,105,000
7,987,000 Box, Inc.
(c)
0.00  01/15/26 8,833,622
6,000,000 Cloudflare, Inc.
(c)
0.68 -
1.56  08/15/26 4,692,000
5,000,000 Confluent, Inc.
(b)(c)
6.90 -
7.46  01/15/27 3,600,000
8,000,000 Coupa Software, Inc. 0.38  06/15/26 6,188,000
7,000,000 DigitalOcean Holdings, Inc.
(b)(c)
6.58  12/01/26 5,110,000
9,250,000 Dropbox, Inc.
(c)
4.11  03/01/26 8,089,125
5,855,000 Envestnet, Inc. 0.75  08/15/25 4,925,519
1,500,000 Evolent Health, Inc.
(a)
3.50  12/01/24 3,082,500
3,994,000 Evolent Health, Inc. 1.50  10/15/25 5,050,413
8,000,000 Fastly, Inc.
(c)
1.84 -
8.45  03/15/26 5,824,000
8,500,000 Five9, Inc. 0.50  06/01/25 7,730,750
5,500,000 Guidewire Software, Inc.
(a)
1.25  03/15/25 4,961,000
4,570,000 Impinj, Inc.
(b)
1.13  05/15/27 4,525,529
3,000,000 Jamf Holding Corp. 0.13  09/01/26 2,446,500
5,797,000 LivePerson, Inc.
(c)
5.05  12/15/26 3,961,344
10,000,000 Lumentum Holdings, Inc. 0.50  12/15/26 9,375,000
6,500,000 Magnite, Inc. 0.25  03/15/26 4,907,500
1,500,000 MicroStrategy, Inc.
(c)
5.83  02/15/27 684,000
4,478,000 Mitek Systems, Inc. 0.75  02/01/26 3,633,142
8,000,000 Model N, Inc. 2.63  06/01/25 9,856,000
9,477,000 Parsons Corp. 0.25  08/15/25 9,799,218
4,205,000 Porch Group, Inc.
(b)
0.75  09/15/26 2,415,772
6,750,000 Progress Software Corp. 1.00  04/15/26 6,365,250
3,860,000 PROS Holdings, Inc. 2.25  09/15/27 3,402,590
7,467,000 Rapid7, Inc. 2.25  05/01/25 7,502,851
6,500,000 Silicon Laboratories, Inc. 0.63  06/15/25 7,727,200
3,320,000 Splunk, Inc. 1.13  06/15/27 2,628,698
5,000,000 Unity Software, Inc.
(b)(c)
1.77 -
2.05  11/15/26 3,643,750
3,000,000 Veeco Instruments, Inc. 3.75  06/01/27 4,591,500
5,500,000 Verint Systems, Inc. 0.25  04/15/26 4,589,750
6,500,000 Veritone, Inc.
(b)
1.75  11/15/26 3,919,500
8,000,000 Workiva, Inc. 1.13  08/15/26 9,412,000
206,974,133
Materials - 1.5%
6,000,000 MP Materials Corp.
(b)
0.25  04/01/26 5,478,000
7,134,000 SSR Mining, Inc. 2.50  04/01/39 7,808,163
13,286,163
Utilities - 1.4%
11,000,000 Ormat Technologies, Inc.
(b)
2.50  07/15/27 12,661,000
Total Corporate Convertible Bonds (Cost $848,154,257) 750,390,756
Corporate Non-Convertible Bond - 0.2%
Materials - 0.2%
3,700,000 Century Aluminum Co.
(Cost $3,986,523) 2.75  05/01/28 2,286,600
Total Fixed Income Securities (Cost $852,140,780) 752,677,356
Shares Security Description Value
Investment Company - 1.7%
1,500,000 Absolute Flexible Fund
(d)(e)
(Cost $15,000,000) 14,865,000
Shares Security Description Value
Exchange Traded Fund - 0.4%
50,000 iShares iBoxx High Yield Corporate Bond ETF
(Cost $3,603,725) 3,569,500

Absolute Convertible Arbitrage Fund
Schedule of Investments
September 30, 2022
17
Absolute Funds
See Notes to Financial Statements.
Shares Security Description Value
Money Market Fund - 4.7%
41,467,099 First American Treasury Obligations Fund, Class X, 2.87%
(a)(f)
(Cost $41,467,099) $ 41,467,099
Total Long Positions - 92.5% (Cost $912,211,604) 812,578,955
Total Short Positions - (33.7)% (Proceeds $(385,980,194)) (296,042,518)
Other Assets & Liabilities, Net - 41.2% 361,507,749
Net Assets - 100.0% $ 878,044,186

Absolute Convertible Arbitrage Fund
Schedule of Securities Sold Short
September 30, 2022
18
Absolute Funds
See Notes to Financial Statements.
Shares Security Description Value
Short Positions - (33.7)%
Common Stock - (33.7)%
Communication Services - (2.3)%
(212,300) Harmonic, Inc. $ (2,774,761)
(1,072,713) Infinera Corp. (5,191,931)
(30,497) InterDigital, Inc. (1,232,689)
(46,082) Palo Alto Networks, Inc. (7,547,771)
(41,439) Q2 Holdings, Inc. (1,334,336)
(26,600) TechTarget, Inc. (1,574,720)
(10,800) Twitter, Inc. (473,472)
(1,497) Wix.com, Ltd. (117,110)
(20,246,790)
Consumer Discretionary - (4.3)%
(46,927) 2U, Inc. (293,294)
(8,486) Airbnb, Inc., Class A (891,369)
(19,540) Alarm.com Holdings, Inc. (1,267,364)
(295,469) American Airlines Group, Inc. (3,557,447)
(205,420) American Eagle Outfitters, Inc. (1,998,737)
(12,794) Chegg, Inc. (269,569)
(24,895) Cracker Barrel Old Country Store, Inc. (2,304,779)
(156,836) Eventbrite, Inc., Class A (953,563)
(169,547) Fisker, Inc. (1,280,080)
(6,027) Fiverr International, Ltd. (184,366)
(23,000) Groupon, Inc. (183,080)
(145,480) IMAX Corp. (2,054,178)
(16,350) LCI Industries (1,658,871)
(50,938) Lucid Group, Inc. (711,604)
(259,866) Luminar Technologies, Inc. (1,893,124)
(86,019) National Vision Holdings, Inc. (2,808,520)
(109,700) Norwegian Cruise Line Holdings, Ltd. (1,246,192)
(35,100) Penn Entertainment, Inc. (965,601)
(85,300) Royal Caribbean Cruises, Ltd. (3,232,870)
(32,900) Spirit Airlines, Inc. (619,178)
(94,700) Stride, Inc. (3,980,241)
(115,200) Topgolf Callaway Brands Corp. (2,218,752)
(27,335) Upwork, Inc. (372,303)
(347,130) Virgin Galactic Holdings, Inc. (1,634,982)
(22,550) Wayfair, Inc., Class A (734,002)
(37,314,066)
Consumer Staples - (1.8)%
(44,985) FTI Consulting, Inc. (7,454,464)
(80,418) MGP Ingredients, Inc. (8,537,175)
(15,991,639)
Energy - (3.2)%
(19,301) Enphase Energy, Inc. (5,355,449)
(121,200) Green Plains, Inc. (3,523,284)
(551,761) Helix Energy Solutions Group, Inc. (2,129,798)
(459,770) Oil States International, Inc. (1,788,505)
(350,292) Peabody Energy Corp. (8,694,247)
(10,076) SolarEdge Technologies, Inc. (2,332,191)
(162,756) Stem, Inc. (2,171,165)
(77,500) Sunnova Energy International, Inc. (1,711,200)
(27,705,839)
Financials - 0.0%
(20,900) Redfin Corp. (122,056)
Health Care - (7.0)%
(31,000) 1Life Healthcare, Inc. (531,650)
(614,432) Accuray, Inc. (1,278,019)
(691,260) Allscripts Healthcare Solutions, Inc. (10,527,890)
(2,450) Alnylam Pharmaceuticals, Inc. (490,392)
(164,500) Alphatec Holdings, Inc. (1,437,730)
(240,700) Artivion, Inc. (3,331,288)
(19,900) Ascendis Pharma A/S, ADR (2,054,874)
(293,913) Assertio Holdings, Inc. (667,183)
(40,800) Bridgebio Pharma, Inc. (405,552)

Absolute Convertible Arbitrage Fund
Schedule of Securities Sold Short
September 30, 2022
19
Absolute Funds
See Notes to Financial Statements.
Shares Security Description Value
Health Care - (7.0)% (continued)
(58,695) CONMED Corp. $ (4,705,578)
(105,600) Cutera, Inc. (4,815,360)
(24,300) Exact Sciences Corp. (789,507)
(160,100) Gossamer Bio, Inc. (1,917,998)
(87,000) Halozyme Therapeutics, Inc. (3,439,980)
(87,417) Inotiv, Inc. (1,472,976)
(138,100) Insmed, Inc. (2,974,674)
(191,000) Invacare Corp. (149,037)
(140,735) Ironwood Pharmaceuticals, Inc. (1,458,015)
(22,859) Jazz Pharmaceuticals PLC (3,046,876)
(946,000) MannKind Corp. (2,923,140)
(6,900) Novocure, Ltd. (524,262)
(14,800) NuVasive, Inc. (648,388)
(45,632) Pacira BioSciences, Inc. (2,427,166)
(98,300) PetIQ, Inc. (678,270)
(79,795) SmileDirectClub, Inc. (72,246)
(13,390) Tabula Rasa HealthCare, Inc. (64,272)
(121,555) Travere Therapeutics, Inc. (2,995,115)
(272,869) Varex Imaging Corp. (5,768,451)
(61,595,889)
Industrials - (5.8)%
(38,497) Camtek, Ltd./Israel (891,975)
(38,500) Chart Industries, Inc. (7,097,475)
(22,124) CryoPort, Inc. (538,941)
(341,000) GoPro, Inc., Class A (1,681,130)
(153,266) Granite Construction, Inc. (3,891,424)
(23,792) Itron, Inc. (1,001,881)
(17,320) John Bean Technologies Corp. (1,489,520)
(4,000) Kaman Corp. (111,720)
(214,842) KBR, Inc. (9,285,471)
(15,150) Mesa Laboratories, Inc. (2,133,574)
(36,000) Patrick Industries, Inc. (1,578,240)
(264,287) SMART Global Holdings, Inc. (4,194,235)
(101,472) The Greenbrier Cos., Inc. (2,462,725)
(34,000) The Middleby Corp. (4,357,780)
(72,400) Winnebago Industries, Inc. (3,852,404)
(116,178) Xometry, Inc., Class A (6,597,749)
(51,166,244)
Information Technology - (7.7)%
(62,100) Altair Engineering, Inc., Class A (2,746,062)
(8,213) Alteryx, Inc., Class A (458,614)
(13,964) Bandwidth, Inc., Class A (166,172)
(40,585) Bentley Systems, Inc., Class B (1,241,495)
(37,084) BlackLine, Inc. (2,221,332)
(226,814) Box, Inc. (5,531,994)
(8,990) Cloudflare, Inc., Class A (497,237)
(13,450) Confluent, Inc., Class A (319,707)
(7,304) Coupa Software, Inc. (429,475)
(12,814) DigitalOcean Holdings, Inc. (463,482)
(85,800) Dropbox, Inc., Class A (1,777,776)
(14,500) Envestnet, Inc. (643,800)
(153,104) Evolent Health, Inc., Class A (5,501,027)
(13,942) Fastly, Inc., Class A (127,709)
(24,855) Five9, Inc. (1,863,628)
(18,973) Guidewire Software, Inc. (1,168,357)
(27,900) Impinj, Inc. (2,232,837)
(27,000) Jamf Holding Corp. (598,320)
(22,224) LivePerson, Inc. (209,350)
(63,485) Lumentum Holdings, Inc. (4,353,166)
(15,500) Magnite, Inc. (101,835)
(515) MicroStrategy, Inc. (109,314)
(102,300) Mitek Systems, Inc. (937,068)
(142,341) Model N, Inc. (4,872,332)
(130,704) Parsons Corp. (5,123,597)

Absolute Convertible Arbitrage Fund
Schedule of Securities Sold Short
September 30, 2022
20
Absolute Funds
See Notes to Financial Statements.
Shares Security Description Value
Information Technology - (7.7)% (continued)
(18,366) Perficient, Inc. $ (1,194,157)
(100,000) Porch Group, Inc. (225,000)
(59,700) Progress Software Corp. (2,540,235)
(54,500) PROS Holdings, Inc. (1,346,150)
(77,616) Rapid7, Inc. (3,329,726)
(36,767) Silicon Laboratories, Inc. (4,538,519)
(4,617) Splunk, Inc. (347,198)
(4,072) Unity Software, Inc. (129,734)
(178,300) Veeco Instruments, Inc. (3,266,456)
(40,500) Verint Systems, Inc. (1,359,990)
(81,656) Veritone, Inc. (459,723)
(67,064) Workiva, Inc. (5,217,579)
(67,650,153)
Materials - (0.7)%
(147,000) Century Aluminum Co. (776,160)
(76,369) MP Materials Corp. (2,084,874)
(250,500) SSR Mining, Inc. (3,684,855)
(6,545,889)
Utilities - (0.9)%
(89,373) Ormat Technologies, Inc. (7,703,953)
Total Common Stock (Proceeds $(385,980,194)) (296,042,518)
Total Short Positions - (33.7)% (Proceeds $(385,980,194)) $ (296,042,518)

Absolute Convertible Arbitrage Fund
Notes to Schedules of Investments and Securities Sold Short
September 30, 2022
21
Absolute Funds
See Notes to Financial Statements.
At September 30, 20 2 2 , the Fund held the following exchange traded futures contracts:
Affiliated investments are investments that are managed by the adviser, and are noted in the Absolute Convertible Arbitrage Fund’s Schedule of
Investments. Transactions during the period with affiliates were as follows:
At September 30, 2022, the value of investments in affiliated companies was $14,865,000 representing 1.7% of net assets, and the total cost was $15,000,000. Net unrealized appreciation/(depreciation)was ($135,000), the net change in unrealized appreciation/(depreciation) was
$($135,000), net realized gain/(loss) was $0, total capital gain distributions were $0 and investment income was $0.
The following is a summary of the inputs used to value the Fund's investments and liabilities as of September 30, 2022.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
* Other Financial Instruments are derivatives not reflected in the Schedules of Investments and Securities Sold Short, such as futures, which are valued at the unrealized appreciation/(depreciation) at period end.
ADR American Depositary Receipt
ETF Exchange Traded Fund
PLC Public Limited Company
(a) All or a portion of this security is held as collateral for securities sold short.
(b) Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $187,726,358 or 21.4% of net assets.
(c) Zero coupon bond. Interest rate presented is yield to maturity.
(d) Affiliated Company.
(e) Non-income producing security.
(f) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2022.
Contracts Description
Expiration
Date
Notional Contract
Value Value
Net Unrealized
Appreciation
(800) U.S. Treasury 5 Year Note Future 12/30/22 $ (88,974,104) $ (86,006,250) $ 2,967,854
Investment Companies
Absolute
Flexible Fund
Balance
3/31/2022
Gross
Additions
Gross
Reductions
Change in
Unrealized
Appreciation/
(Depreciation)
Balance
9/30/2022
Realized
Gain/(Loss)
Capital Gain
Distributions
Investment
Income
Shares/
Principal – 1,500,000 – 1,500,000
Cost $ – $ 15,000,000 $ – $ 15,000,000 $ – $ – $ –
Value $ – – – $ (135,000) 14,865,000
Level 1 Level 2 Level 3 Total
Assets
Investments at Value
Corporate Convertible Bonds $ – $ 750,390,756 $ – $ 750,390,756
Corporate Non-Convertible Bond – 2,286,600 – 2,286,600
Investment Company 14,865,000 – – 14,865,000
Exchange Traded Fund 3,569,500 – – 3,569,500
Money Market Fund – 41,467,099 – 41,467,099
Investments at Value $ 18,434,500 $ 794,144,455 $ – $ 812,578,955
Other Financial Instruments*
Futures 2,967,854 – – 2,967,854
Total Assets $ 21,402,354 $ 794,144,455 $ – $ 815,546,809
Liabilities
Securities Sold Short
Common Stock $ (296,042,518) $ – $ – $ (296,042,518)
Securities Sold Short $ (296,042,518) $ – $ – $ (296,042,518)
Total Liabilities $ (296,042,518) $ – $ – $ (296,042,518)

Absolute Flexible Fund
Portfolio Holdings Summary
September 30, 2022
22
Absolute Funds
See Notes to Financial Statements.
* Consists of deposits with the custodian and/or brokers for securities sold short, cash, prepaid expenses, receivables, payables and accrued liabilities. Deposits with the custodian and/or brokers for securities sold short represent 13.3% of net assets. See Note 2 of the accompanying
Notes to Financial Statements.
Portfolio Breakdown (% of Net Assets)
Long Positions
Corporate Convertible Bonds
79.3%
Money Market Fund
18.1%
Short Positions
Common Stock
(10.9)%
Other Assets & Liabilities, Net * 13.5%
100.0%

Absolute Flexible Fund
Schedule of Investments
September 30, 2022
23
Absolute Funds
See Notes to Financial Statements.
Principal Security Description Rate Maturity Value
Long Positions - 97.4%
Corporate Convertible Bonds - 79.3% (a)
Communication Services - 14.1%
$ 500,000 Infinera Corp. 2.13% 09/01/24 $ 458,250
750,000 Perficient, Inc.
(b)
0.13  11/15/26 558,750
500,000 Q2 Holdings, Inc. 0.13  11/15/25 400,000
1,000,000 TechTarget, Inc.
(b)(c)
4.95 -
5.66  12/15/26 777,493
890,000 Upwork, Inc. 0.25  08/15/26 654,195
2,848,688
Consumer Discretionary - 7.7%
500,000 Alarm.com Holdings, Inc.
(c)
5.70  01/15/26 411,250
1,000,000 Fisker, Inc.
(b)
2.50  09/15/26 520,827
750,000 IMAX Corp. 0.50  04/01/26 621,600
1,553,677
Energy - 5.0%
1,000,000 Helix Energy Solutions Group, Inc. 6.75  02/15/26 1,017,500
Health Care - 10.2%
500,000 1Life Healthcare, Inc. 3.00  06/15/25 486,250
1,000,000 Accuray, Inc. 3.75  06/01/26 836,425
900,000 PetIQ, Inc. 4.00  06/01/26 738,900
2,061,575
Industrials - 7.9%
1,000,000 CryoPort, Inc.
(b)
0.75  12/01/26 733,265
412,000 Itron, Inc.
(c)
5.53  03/15/26 323,832
632,000 John Bean Technologies Corp. 0.25  05/15/26 525,824
1,582,921
Information Technology - 34.4%
700,000 Altair Engineering, Inc.
(b)
1.75  06/15/27 627,550
1,000,000 Alteryx, Inc. 1.00  08/01/26 815,000
1,000,000 Bentley Systems, Inc. 0.38  07/01/27 758,500
1,039,000 Coupa Software, Inc. 0.38  06/15/26 803,666
812,000 Dropbox, Inc.
(c)
2.25 -
2.33  03/01/26 710,094
750,000 Envestnet, Inc. 0.75  08/15/25 630,938
500,000 Fastly, Inc.
(c)
8.43  03/15/26 364,000
1,000,000 Five9, Inc. 0.50  06/01/25 909,500
600,000 Lumentum Holdings, Inc. 0.50  12/15/26 562,500
1,000,000 Magnite, Inc. 0.25  03/15/26 755,000
6,936,748
Total Corporate Convertible Bonds (Cost $16,826,070) 16,001,109
Shares Security Description Value
Money Market Fund - 18.1%
3,647,263 First American Treasury Obligations Fund, Class X, 2.87%
(a)(d)
(Cost $3,647,263) 3,647,263
Total Long Positions - 97.4% (Cost $20,473,333) 19,648,372
Total Short Positions - (10.9)% (Proceeds $(2,672,910)) (2,206,429)
Other Assets & Liabilities, Net - 13.5% 2,729,679
Net Assets - 100.0% $ 20,171,622

Absolute Flexible Fund
Schedule of Securities Sold Short
September 30, 2022
24
Absolute Funds
See Notes to Financial Statements.
Shares Security Description Value
Short Positions - (10.9)%
Common Stock - (10.9)%
Communication Services - (0.9)%
(5,000) Infinera Corp. $ (24,200)
(100) Q2 Holdings, Inc. (3,220)
(2,600) TechTarget, Inc. (153,920)
(181,340)
Consumer Discretionary - (1.6)%
(690) Alarm.com Holdings, Inc. (44,753)
(10,000) Fisker, Inc. (75,500)
(10,000) IMAX Corp. (141,200)
(4,350) Upwork, Inc. (59,247)
(320,700)
Energy - (0.8)%
(43,345) Helix Energy Solutions Group, Inc. (167,312)
Health Care - (1.0)%
(600) 1Life Healthcare, Inc. (10,290)
(50,000) Accuray, Inc. (104,000)
(12,400) PetIQ, Inc. (85,560)
(199,850)
Industrials - (1.3)%
(2,876) CryoPort, Inc. (70,059)
(973) Itron, Inc. (40,973)
(1,800) John Bean Technologies Corp. (154,800)
(265,832)
Information Technology - (5.3)%
(5,900) Altair Engineering, Inc., Class A (260,898)
(1,000) Alteryx, Inc., Class A (55,840)
(3,000) Bentley Systems, Inc., Class B (91,770)
(300) Coupa Software, Inc. (17,640)
(6,000) Dropbox, Inc., Class A (124,320)
(2,000) Envestnet, Inc. (88,800)
(500) Fastly, Inc., Class A (4,580)
(2,000) Five9, Inc. (149,960)
(3,100) Lumentum Holdings, Inc. (212,567)
(1,000) Perficient, Inc. (65,020)
(1,071,395)
Total Common Stock (Proceeds $(2,672,910)) (2,206,429)
Total Short Positions - (10.9)% (Proceeds $(2,672,910)) $ (2,206,429)

Absolute Flexible Fund
Notes to Schedules of Investments and Securities Sold Short
September 30, 2022
25
Absolute Funds
See Notes to Financial Statements.
The following is a summary of the inputs used to value the Fund's investments and liabilities as of September 30, 2022.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
(a) All or a portion of these securities are held as collateral for securities sold short.
(b) Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $3,217,885 or 16.0% of net assets.
(c) Zero coupon bond. Interest rate presented is yield to maturity.
(d) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2022.
Level 1 Level 2 Level 3 Total
Assets
Investments at Value
Corporate Convertible Bonds $ – $ 16,001,109 $ – $ 16,001,109
Money Market Fund – 3,647,263 – 3,647,263
Investments at Value $ – $ 19,648,372 $ – $ 19,648,372
Total Assets $ – $ 19,648,372 $ – $ 19,648,372
Liabilities
Securities Sold Short
Common Stock $ (2,206,429) $ – $ – $ (2,206,429)
Securities Sold Short $ (2,206,429) $ – $ – $ (2,206,429)
Total Liabilities $ (2,206,429) $ – $ – $ (2,206,429)

ABSOLUTE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2022
26
Absolute Funds
See Notes to Financial Statements.
ABSOLUTE
STRATEGIES FUND
ABSOLUTE CAPITAL
OPPORTUNITIES
FUND
ABSOLUTE
CONVERTIBLE
ARBITRAGE FUND
ABSOLUTE FLEXIBLE
FUND
ASSETS
Investments, at value (Cost $17,106,198,
$139,558,438, $897,211,604 and $20,473,333,
respectively) $ 17,145,766 $ 143,224,447 $ 797,713,955 $ 19,648,372
Investments in affiliates, at value (Cost
$13,765,835, $0, $15,000,000 and $0,
respectively) 13,691,128 – 14,865,000 –
$ 30,836,894 $ 143,224,447 $ 812,578,955 $ 19,648,372
Cash 10 155,804 – –
Deposits with broker for securities sold short (a) – – 346,812,556 2,681,633
Deposits with broker for options (b) 831,343 6,157,771 – –
Deposits with broker for futures (c) 4,894,661 – 11,663,413 –
Receivables:
Fund shares sold 4,000 83,485 1,358,741 –
Investment securities sold – – 2,120,391 –
Dividends and interest 64,494 148,490 3,856,880 69,235
Prepaid expenses 12,868 15,854 30,683 54,476
Total Assets
36,644,270 149,785,851 1,178,421,619 22,453,716
LIABILITIES
Call options written, at value (Premiums received
$0, $6,280,724, $0 and $0, respectively) – 742,375 – –
Put options written, at value (Premiums received
$88,991, $1,678,984, $0 and $0, respectively) 120,250 3,198,870 – –
Securities sold short, at value (Proceeds $0, $0,
$385,980,194 and $2,672,910, respectively) – – 296,042,518 2,206,429
Payables:
Investment securities purchased – 462,686 2,536,935 –
Fund shares redeemed 665 188,566 831,250 –
Due to custodian – – 7,376 –
Dividends on securities sold short – – 58,790 –
Accrued Liabilities:
Investment adviser fees 25,389 148,606 692,266 41,045
Trustees’ fees and expenses 35 7 992 1,312
Fund services fees 13,849 10,510 62,296 7,673
Other expenses 28,551 27,667 145,010 25,635
Total Liabilities
188,739 4,779,287 300,377,433 2,282,094
NET ASSETS
$ 36,455,531 $ 145,006,564 $ 878,044,186 $ 20,171,622
COMPONENTS OF NET ASSETS
Paid-in capital $ 71,120,957 $ 160,073,308 $ 888,791,906 $ 20,350,000
Accumulated loss (34,665,426) (15,066,744) (10,747,720) (178,378)
NET ASSETS
$ 36,455,531 $ 145,006,564 $ 878,044,186 $ 20,171,622
SHARES OF BENEFICIAL INTEREST AT NO PAR
VALUE (UNLIMITED SHARES AUTHORIZED)
Institutional Shares 4,794,897 14,485,778 67,373,057 2,035,045
Investor Shares – – 13,381,034 –
NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE
Institutional Shares (based on net assets of
$36,455,531, $145,006,564, $732,882,170 and
$20,171,622, respectively) $ 7.60 $ 10.01 $ 10.88 $ 9.91
Investor Shares (based on net assets of $0, $0,
$145,162,016 and $0, respectively) $ – $ – $ 10.85 $ –
(a) Broker is Wells Fargo & Co. and Jefferies.
(b) Broker is Citigroup Global Markets, Inc. in the Absolute Strategies Fund and Pershing LLC in the Absolute Capital Opportunities Fund.
(c) Broker is ED&F Man Capital Markets, Inc.

ABSOLUTE FUNDS
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2022
27
Absolute Funds
See Notes to Financial Statements.
ABSOLUTE
STRATEGIES FUND
ABSOLUTE CAPITAL
OPPORTUNITIES
FUND
ABSOLUTE
CONVERTIBLE
ARBITRAGE FUND
ABSOLUTE FLEXIBLE
FUND*
INVESTMENT INCOME
Dividend income (net of foreign withholding
taxes of $540, $2,377, $0 and $0,
respectively) $ 102,887 $ 802,981 $ 198,583 $ 39,415
Dividend income from affiliated investment 5,559 – – –
Interest income 8,837 – 9,571,965 162,014
Total Investment Income
117,283 802,981 9,770,548 201,429
EXPENSES
Investment adviser fees 226,044 1,048,567 4,704,048 72,257
Fund services fees 23,566 58,567 267,921 12,502
Transfer agent fees
Institutional Shares 48,878 774 44,681 489
Investor Shares – – 197 –
Distribution fees
Institutional Shares – – 89,854 –
Custodian fees 4,663 7,862 36,530 1,636
Registration fees
Institutional Shares 15,059 12,333 15,098 8,897
Investor Shares – – 21,867 –
Professional fees 16,986 24,534 65,217 21,210
Trustees' fees and expenses 2,836 4,043 11,118 1,332
Dividend expense on securities sold short – – 457,301 222
Interest expense 8,625 34,120 – –
Other expenses 42,199 70,129 409,094 21,563
Total Expenses 388,856 1,260,929 6,122,926 140,108
Fees waived
(90,516) (110,835) (871,714) (62,985)
Net Expenses
298,340 1,150,094 5,251,212 77,123
NET INVESTMENT INCOME (LOSS)
(181,057) (347,113) 4,519,336 124,306
NET REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:
Investments in unaffiliated issuers
(793,123) (10,506,188) (3,245,831) 51,112
Investments in affiliated issuers
205,994 – – –
Securities sold short
– – 5,208,815 4,684
Written options
84,104 11,797,211 – –
Futures
2,910,761 – 4,225,212 –
Net realized gain
2,407,736 1,291,023 6,188,196 55,796
Net change in unrealized appreciation
(depreciation) on:
Investments in unaffiliated issuers
511,310 (12,308,582) (100,909,187) (824,961)
Investments in affiliated issuers
(582,626) – (135,000) –
Foreign currency translations
(529) (508) – –
Securities sold short
– – 75,267,974 466,481
Written options
(186,473) 10,161,355 – –
Futures
581,213 – 1,043,673 –
Net change in unrealized appreciation
(depreciation)
322,895 (2,147,735) (24,732,540) (358,480)
NET REALIZED AND UNREALIZED GAIN
(LOSS)
2,730,631 (856,712) (18,544,344) (302,684)
INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS
$ 2,549,574 $ (1,203,825) $ (14,025,008) $ (178,378)
*
For the period June 30, 2022 (commencement of operations) through September 30, 2022.

ABSOLUTE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
28
Absolute Funds
See Notes to Financial Statements.
ABSOLUTE STRATEGIES FUND
ABSOLUTE CAPITAL
OPPORTUNITIES FUND
For the Six Months
Ended
September 30,
2022
For the Year
Ended
March 31, 2022
For the Six Months
Ended
September 30,
2022
For the Year
Ended
March 31, 2022
OPERATIONS
Net investment loss $ (181,057) $ (539,278) $ (347,113) $ (1,481,626)
Net realized gain 2,407,736 2,458,273 1,291,023 3,762,712
Net change in unrealized appreciation
(depreciation) 322,895 (6,152,021) (2,147,735) (9,283,361)
Increase (Decrease) in Net Assets
Resulting from Operations
2,549,574 (4,233,036) (1,203,825) (7,002,275)
DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
– (1,341,849) – –
CAPITAL SHARE TRANSACTIONS
Sale of shares
Institutional Shares
5,761,132 6,686,810 21,355,415 55,625,689
Reinvestment of distributions
Institutional Shares
– 1,319,672 – –
Redemption of shares
Institutional Shares
(2,417,894) (43,246,874) (21,410,920) (25,299,251)
Increase (Decrease) in Net Assets from
Capital Share Transactions
3,343,238 (35,240,392) (55,505) 30,326,438
Increase (Decrease) in Net Assets
5,892,812 (40,815,267) (1,259,330) 23,324,163
NET ASSETS
Beginning of Period
30,562,719 71,377,986 146,265,894 122,941,731
End of Period
$ 36,455,531 $ 30,562,719 $ 145,006,564 $ 146,265,894
SHARE TRANSACTIONS
Sale of shares
Institutional Shares 806,183 900,005 2,130,472 5,379,652
Reinvestment of distributions
Institutional Shares – 178,575 – –
Redemption of shares
Institutional Shares (332,304) (5,817,170) (2,141,961) (2,449,086)
Increase (Decrease) in Shares
473,879 (4,738,590) (11,489) 2,930,566

ABSOLUTE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
29
Absolute Funds
See Notes to Financial Statements.
ABSOLUTE CONVERTIBLE
ARBITRAGE FUND
ABSOLUTE
FLEXIBLE FUND
For the Six
Months
Ended
September 30,
2022
For the Year
Ended
March 31, 2022
June 30, 2022*
through
September 30,
2022
OPERATIONS
Net investment income $ 4,519,336 $ 527,922 $ 124,306
Net realized gain 6,188,196 12,532,246 55,796
Net change in unrealized
appreciation (depreciation) (24,732,540) (7,400,659) (358,480)
Increase (Decrease) in Net Assets
Resulting from Operations
(14,025,008) 5,659,509 (178,378)
DISTRIBUTIONS TO SHAREHOLDERS
Institutional Shares (1,884,270) (17,303,308) –
Investor Shares (46,223) (279,460) –
Total Distributions Paid
(1,930,493) (17,582,768) –
CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Shares 160,700,942 411,242,309 20,350,000
Investor Shares 118,960,483 36,250,465 –
Reinvestment of distributions:
Institutional Shares 1,532,712 15,535,771 –
Investor Shares 46,178 279,460 –
Redemption of shares:
Institutional Shares
(94,680,587) (175,203,296) –
Investor Shares
(3,964,045) (5,751,001) –
Increase in Net Assets from Capital
Share Transactions
182,595,683 282,353,708 20,350,000
Increase in Net Assets
166,640,182 270,430,449 20,171,622
NET ASSETS
Beginning of Period
711,404,004 440,973,555 –
End of Period
$ 878,044,186 $ 711,404,004 $ 20,171,622
SHARE TRANSACTIONS
Sale of shares:
Institutional Shares 14,694,086 36,522,582 2,035,045
Investor Shares 10,990,797 3,245,120 –
Reinvestment of distributions:
Institutional Shares 142,578 1,393,207 –
Investor Shares 4,304 25,109 –
Redemption of shares:
Institutional Shares
(8,689,442) (15,583,932) –
Investor Shares
(366,738) (517,558) –
Increase in Shares
16,775,585 25,084,528 2,035,045
* Commencement of operations.

ABSOLUTE FUNDS
FINANCIAL HIGHLIGHTS
30
Absolute Funds
See Notes to Financial Statements.
Investment Operations
Distributions to
Shareholders from:
These financial highlights reflect selected data for a share outstanding throughout each period.
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses) on
Investments
Total from
Investment
Operations
Net
Investment
Income
Net
Realized
Gains
Total Distribution
to Shareholders
Net Asset
Value, End
of Period
Total
Return
ABSOLUTE STRATEGIES FUND
INSTITUTIONAL SHARES
9/30/2022 $ 7.07 ( $ 0.04) $ 0.57 $ 0.53 $ — $ — $ — $ 7.60 7.50% ( c )
3/31/2022 7.88 (0.09) (0.53) (0.62) (0.19) — (0.19) 7.07 (7.96)
3/31/2021 8.38 (0.08) (0.42) (0.50) — — — 7.88 (5.97)
3/31/2020 8.10 (0.03) 0.32 0.29 (0.01) — (0.01) 8.38 3.54
3/31/2019 8.37 0.04 (0.31) (0.27) — — — 8.10 (3.23)
3/31/2018 8.76 (0.07) (0.32) (0.39) — — — 8.37 (4.45)
ABSOLUTE CAPITAL OPPORTUNITIES FUND
INSTITUTIONAL SHARES
9/30/2022 $ 10.09 (0.02) (0.06) (0.08) — — — 10.01 (0.79) ( c )
3/31/2022 10.63 (0.11) (0.43) (0.54) — — — 10.09 (5.08)
3/31/2021 11.90 (0.14) 0.82 0.68 (0.00)(e) (1.95) (1.95) 10.63 5.41
3/31/2020 11.50 0.04 0.36 0.40 — — — 11.90 3.48
3/31/2019 12.52 (0.12) (0.13) (0.25) — (0.77) (0.77) 11.50 (1.78)
3/31/2018 10.97 (0.15) 1.70 1.55 — — — 12.52 14.13
ABSOLUTE CONVERTIBLE ARBITRAGE FUND
INSTITUTIONAL SHARES
9/30/2022 $ 11.12 0.06 (0.27) (0.21) (0.03) — (0.03) 10.88 (1.90) ( c )
3/31/2022 11.34 0.01 0.12 0.13 — (0.35) (0.35) 11.12 1.13
3/31/2021 10.32 (0.02) 1.37 1.35 (0.01) (0.32) (0.33) 11.34 13.12
3/31/2020 10.49 0.08 0.05 0.13 (0.11) (0.19) (0.30) 10.32 1.18
3/31/2019 10.29 0.10 0.30 0.40 (0.05) (0.15) (0.20) 10.49 3.95
3/31/2018(f) 10.00 0.02(g) 0.29(g) 0.31 — (0.02) (0.02) 10.29 3.14 ( c )
INVESTOR SHARES
9/30/2022 $ 11.09 0.07 (0.30) (0.23) (0.01) — (0.01) 10.85 (2.03) (b)
3/31/2022(h) 11.34 0.00 0.10 0.10 — (0.35) (0.35) 11.09 0.86
ABSOLUTE FLEXIBLE FUND
INSTITUTIONAL SHARES
9/30/2022( i ) $ 10.00 0.06 (0.15) (0.09) — — — 9.91 (0.90) ( c )
(a) Calculated based on average shares outstanding during each period.
(b) Reflects the expense ratio excluding any waivers and/or reimbursements.
(c) Not annualized.
(d) Annualized.
(e) Amount represents less than $0.005.
(f) Commencement of operations was August 14, 2017.
(g) Net investment income and net realized and unrealized gain (loss) on investments for the period ended March 31, 2018. See Note 2 of the
March 31, 2018 Annual Report.
(h) Commencement of operations was April 1, 2021.
( i ) Commencement of operations was June 30, 2022.

ABSOLUTE FUNDS
FINANCIAL HIGHLIGHTS
31
Absolute Funds
See Notes to Financial Statements.
Ratios/Supplemental Data (Ratios to Average Net Assets)
Net
Assets,
End of
Period
(000's)
Net
Investment
Income
(Loss)
Net
Expenses
Dividend
and
Interest
Expenses
Net
Expenses
without
Dividend
and
Interest
Expenses
Gross
Expenses(b)
Portfolio
Turnover
$ 36,456 (1.12)%( d ) 1.85%( d ) 0.05%( d ) 1. 80%( d ) 2.41%( d ) 38%( c )
30,563 (1.15) 1.69 0.05 1.64 2.32 11
71,378 (0.97) 1.60 0.02 1.58 2.21 23
68,539 (0.42) 1.52 0.02 1.50 2.22 45
88,048 0.49 1.67 0.05 1.62 2.31 33
166,373 (0.87) 2.78 0.82 1.96 2.94 86
145,007 (0.46)%( d ) 1.54%( d ) 0.05%( d ) 1.49% (d ) 1.68%( d ) 15%( c )
146,266 (1.10) 1.57 0.08 1.49 1.73 30
122,942 (1.22) 1.81 0.06 1.75 1.82 140
57,950 0.37 1.78 0.03 1.75 1.87 46
50,958 (0.99) 3.02 1.27 1.75 3.21 23
32,338 (1.30) 2.66 0.86 1.79 3.52 66
732,882 1.15%( d ) 1.32%( d ) 0.12%( d ) 1.20%( d ) 1.53% (d) 10%( c )
680,871 0.10 1.51 0.31 1.20 1.75 45
440,974 (0.16) 1.68 0.38 1.30 1.88 93
139,865 0.77 1.59 0.07 1.52 1.78 95
88,768 0.95 1.91 0.31 1.60 2.16 121
56,065 0.35( d ) 2.23( d ) 0.60( d ) 1.63( d ) 3.13 (d) 76( c )
145,162 1.21%( d ) 1.57%( d ) 0.12%( d ) 1.45%( d ) 1.90% (d) 10%( c )
30,533 (0.01) 1.77 0.32 1.45 2.16 45
20,172 2.41%(c) 1.49%( d ) 0.00%( d ) 1.49%(c) 2.71%(d) 4%( c )

ABSOLUTE FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2022
32
Absolute Funds
Note 1. Organization
Absolute Strategies Fund, Absolute Capital Opportunities Fund, Absolute Convertible Arbitrage Fund and Absolute
Flexible Fund (individually, a “Fund” and collectively, the “Funds”) are diversified portfolios of Forum Funds (the “Trust”).
The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the
Investment Company Act of 1940, as amended (the “Act”). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of each Fund’s shares of beneficial interest without par value. Absolute Strategies Fund currently offers Institutional Shares. Institutional Shares commenced operations on July 11, 2005. Absolute Strategies Fund seeks to achieve long-term capital appreciation with an emphasis on absolute (positive) returns and low sensitivity to traditional financial market indices, such as the S&P 500 Index. Absolute Capital Opportunities Fund currently offers
Institutional Shares. Absolute Capital Opportunities Fund commenced operations on December 30, 2015. Absolute
Capital Opportunities Fund seeks to achieve long-term capital appreciation with a lower sensitivity to traditional financial market indices, such as the S&P 500 Index. Absolute Flexible Fund currently offers Institutional Shares.
Absolute Flexible Fund commenced operations on June 30, 2022 and seeks to achieve positive absolute returns over the long-term with low volatility when compared to traditional market indices.
Absolute Convertible Arbitrage Fund currently offers Institutional Shares and Investor Shares. Absolute Convertible
Arbitrage Fund commenced operations on August 14, 2017, after it acquired the net assets of the Mohican VCA
Fund, LP, a privately offered hedge fund (the “Predecessor Fund”), in exchange for Fund shares. The Predecessor Fund commenced operations in 2002. Absolute Convertible Arbitrage Fund seeks to achieve positive absolute returns over the long-term with low volatility when compared to traditional market indices. The Predecessor Fund had an investment objective and strategies that were, in all material respects, identical to those of the Absolute Convertible
Arbitrage Fund. On August 14, 2017, the Predecessor Fund reorganized into the Absolute Convertible Arbitrage Fund.
The reorganization of net assets from this transaction was as follows:
In addition to the securities transferred in, as noted above, $5,895,941 of cash and other receivables were also transferred in as part of the reorganization.
The Absolute Convertible Arbitrage Fund Investor Shares commenced operations on April 1, 2021.
Note 2. Summary of Significant Accounting Policies
The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting
Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” These
financial statements are prepared in accordance with accounting principles generally accepted in the United States of
America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of each Fund:
Security Valuation – Securities are valued at market prices using the last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service. Debt securities may be valued at prices supplied by a fund’s pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics such as rating, interest rate and maturity. Futures contracts are valued at the day’s settlement price on the exchange where the contract is traded. Forward currency contracts are generally valued based on interpolation of forward curve data points obtained from major banking institutions that deal in foreign currencies and currency dealers. Exchange-traded options for which the last quoted sale price is outside the closing bid and ask price will be valued at the mean of the closing bid and ask price. Shares of non-exchange traded open-end
Date of
Contribution Net Assets Shares
Market Value of
Investments
August 14, 2017 $16,686,633 1,668,929 $10,790,692

ABSOLUTE FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2022
33
Absolute Funds
mutual funds are valued at net asset value (“NAV”). Short-term investments that mature in sixty days or less may be valued at amortized cost.
Pursuant to Rule 2a-5 under the Investment Company Act, the Trust's Board of Trustees (the "Board") has designated the Adviser, as defined in Note 3, as each Fund's valuation designee to perform any fair value determinations for securities and other assets held by each Fund. The Adviser is subject to the oversight of the Board and certain reporting and other requirements intended to provide the Board the information needed to oversee the Adviser's fair value determinations. The Adviser is responsible for determining the fair value of investments for which market quotations are not readily available in accordance with policies and procedures that have been approved by the
Board. Under these procedures, the Adviser convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value. The Board has approved the Adviser’s fair valuation procedures as a part of each Fund’s compliance program and will review any changes made to the procedures.
The Adviser provides fair valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Adviser performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.
Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical assets and liabilities.
Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities’ respective local market closes and the close of the U.S. market.
Level 3 - Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of September 30, 2022, for each Fund’s investments is included in each Fund’s
Notes to Schedules of Investments, Securities Sold Short and Call and Put Options Written.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income and expense are recorded on the ex-dividend date. Non-cash dividend income is recorded at the fair market value of the securities received. Foreign dividend income and expense are recorded on the ex-dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized to the next call date above par and discount is accreted to maturity using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.

ABSOLUTE FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2022
34
Absolute Funds
Each Fund estimates components of distributions from real estate investment trusts (“REITs”). Distributions received in excess of income are recorded as a reduction of the cost of the related investments.
Foreign Currency Translations – Foreign currency amounts are translated into U.S. dollars as follows: (1) assets and liabilities at the rate of exchange at the end of the respective period; and (2) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Foreign Currency Transactions – Each Fund may enter into transactions to purchase or sell foreign currency contracts and options on foreign currency. Forward currency contracts are agreements to exchange one currency for another at a future date and at a specified price. A fund may use forward currency contracts to facilitate transactions in foreign securities, to manage a fund’s foreign currency exposure and to protect the U.S. dollar value of its underlying portfolio securities against the effect of possible adverse movements in foreign exchange rates. These contracts are intrinsically valued daily based on forward rates, and a fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is recorded as a component of NAV. These instruments involve market risk, credit risk, or both kinds of risks, in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Due to the risks associated with these transactions, a fund could incur losses up to the entire contract amount, which may exceed the net unrealized value included in its
NAV.
Futures Contracts – Each Fund may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum “initial margin” requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and value at the time it was closed. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities.
Notional amounts of each individual futures contract outstanding as of September 30, 2022, for Absolute Strategies
Fund and Absolute Convertible Arbitrage Fund, are disclosed in the Notes to Schedule of Investments and Put Options
Written.
Securities Sold Short – Each Fund may sell a security short to increase investment returns. Each Fund may also sell a security short in anticipation of a decline in the market value of a security. A short sale is a transaction in which the
Fund sells a security that it does not own. To complete the transaction, the Fund must borrow the security in order to deliver it to the buyer. The Fund must replace the borrowed security by purchasing it at market price at the time of replacement; the price may be higher or lower than the price at which the Fund sold the security. The Fund incurs a loss from a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a profit if the price of the security declines between those dates.
Until the Fund replaces the borrowed security, the Fund will maintain on its books and records cash and long securities to sufficiently cover its short position on a daily basis. The collateral for the securities sold short includes the
Deposits with Brokers as shown on the Statements of Assets and Liabilities and the securities held long as shown

ABSOLUTE FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2022
35
Absolute Funds
on the Schedules of Investments. Dividends and interest paid on securities sold short are recorded as an expense on the Statements of Operations.
Purchased Options – When a fund purchases an option, an amount equal to the premium paid by the fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities.
The values of each individual purchased option outstanding as of September 30, 2022, for each Fund, if any, are disclosed in each Fund’s Schedule of Investments.
Written Options – When a fund writes an option, an amount equal to the premium received by the fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the fund on the expiration date as realized gain from written options.
The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the fund. The fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.
Written options are non-income producing securities.
The values of each individual written option outstanding as of September 30, 2022, for each Fund, if any, are disclosed in each Fund’s Schedule of Call and Put Options Written.
Restricted Securities – Each Fund may invest in securities that are subject to legal or contractual restrictions on resale (“restricted securities”). Restricted securities may be resold in transactions that are exempt from registration under the Federal securities laws or if the securities are registered to the public. The sale or other disposition of these securities may involve additional expenses and the prompt sale of these securities at an acceptable price may be difficult. Information regarding restricted securities held by each Fund is included in their Schedule of Investments, if applicable.
When-Issued Transactions – Each Fund may purchase securities on a forward commitment or ‘when-issued’ basis.
A fund records a when-issued transaction on the trade date and will segregate with the custodian qualifying assets that have a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Distributions to Shareholders – Distributions to shareholders of net investment income, if any, are declared and paid semi-annually. Distributions to shareholders of net capital gains and foreign currency gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by each
Fund, timing differences and differing characterizations of distributions made by each Fund.
Federal Taxes – Each Fund intends to continue to qualify each year as a regulated investment company under
Subchapter M of Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of their net investment income and capital gains, if any, the Funds will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. Each Fund files a U.S. federal income and excise tax return as required.
Each Fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of

ABSOLUTE FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2022
36
Absolute Funds
three fiscal years after they are filed. As of September 30, 2022, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
Absolute Convertible Arbitrage Fund's class-specific expenses are charged to the operations of that class of shares.
Income and expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on the class’ respective net assets to the total net assets of the Fund.
Commitments and Contingencies – In the normal course of business, each Fund enters into contracts that provide general indemnifications by each Fund to the counterparty to the contract. Each Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against each Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. Each Fund has determined that none of these arrangements requires disclosure on each Fund’s balance sheet.
Note 3. Fees and Expenses
Investment Adviser – Absolute Investment Advisers LLC (the “Adviser”) is the investment adviser to each Fund.
Pursuant to an investment advisory agreement, the Adviser receives an advisory fee from Absolute Strategies Fund,
Absolute Capital Opportunities Fund, Absolute Convertible Arbitrage Fund and Absolute Flexible Fund at an annual rate of 1.40%, 1.40%, 1.20% and 1.40%, respectively, of each Fund’s average daily net assets.
Each sub-advisory fee, calculated as a percentage of each Fund’s average daily net assets managed by each subadviser, is paid by the Adviser.
Distribution – Foreside Fund Services, LLC (the “Distributor”), a wholly owned subsidiary of Foreside Financial Group,
LLC (doing business as ACA Group), acts as the agent of the Trust in connection with the continuous offering of shares of the Funds. The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings LLC (d/b/a Apex Fund Services) (“Apex”) or their affiliates. Absolute Convertible
Arbitrage Fund has adopted a Distribution Plan (the “Plan”) for Investor Shares of the Fund in accordance with Rule
12b-1 of the Act. Under the Plan, Investor Shares are subject to a Rule 12b-1 fee of up to 0.25% of the Investor
Shares average daily net assets. The Absolute Strategies Fund, Absolute Capital Opportunities Fund and Absolute
Flexible Fund do not have a distribution (12b-1) plan; accordingly, the Distributor does not receive compensation from the Absolute Strategies Fund, Absolute Capital Opportunities Fund and Absolute Flexible Fund for its distribution services. The Adviser compensates the Distributor directly for its services to the Absolute Strategies Fund, Absolute
Capital Opportunities Fund and Absolute Flexible Fund.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to each Fund. The fees related to these services are included in Fund services fees within the Statements of Operations. Apex also provides certain shareholder report production and EDGAR conversion and filing services.
Pursuant to an Apex Services Agreement, each Fund pays Apex customary fees for its services. Apex provides a
Principal Executive Officer, a Principal Financial Officer, a Chief Compliance Officer and an Anti-Money Laundering
Officer to each Fund, as well as certain additional compliance support functions.
Trustees and Officers – Each Independent Trustee’s annual retainer is $45,000 ($55,000 for the Chairman). The
Audit Committee Chairman receives an additional $2,000 annually. The Trustees and Chairman may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his or her duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees’ fees attributable to each Fund is disclosed in the Statements of Operations.
Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from each Fund.

ABSOLUTE FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2022
37
Absolute Funds
Note 4. Expense Reimbursement and Fees Waived
The Adviser has contractually agreed to waive its fee and/or reimburse Absolute Strategies Fund expenses to limit total annual operating expenses (excluding all taxes, interest, portfolio transaction expenses, dividend and interest expenses on short sales, acquired fund fees and expenses other than those attributable to the investment advisory fees incurred by the Absolute Strategies Fund as a result of the Absolute Strategies Fund’s investments in other pooled vehicles sponsored by the Adviser, broker charges, proxy expenses and extraordinary expenses) of Absolute
Strategies Fund to 1.99%, through August 1, 2023. During the period, Absolute Strategies Fund invested in Absolute
Capital Opportunities Fund, Absolute Convertible Arbitrage Fund, Absolute Flexible Fund and the Absolute Select Value
ETF. As of September 30, 2022, Absolute Strategies Fund owned approximately 4.76%, 0.13%, 24.56% and 0.94%
of Absolute Capital Opportunities Fund, Absolute Convertible Arbitrage Fund, Absolute Flexible Fund and Absolute
Select Value ETF, respectively. The Adviser has agreed to waive fees owed to it by the Absolute Strategies Fund in an amount equal to the fee it receives from Absolute Capital Opportunities Fund, Absolute Convertible Arbitrage Fund,
Absolute Flexible Fund and Absolute Select Value ETF based on Absolute Strategies Fund’s investment in Absolute
Capital Opportunities Fund, Absolute Convertible Arbitrage Fund, Absolute Flexible Fund and Absolute Select Value
ETF. For the period ended September 30, 2022, the Adviser reimbursed fees of $90,516 related to these affiliated investments and these reimbursements are not subject to recoupment.
The Adviser has contractually agreed to waive its fee and/or reimburse expenses to limit total annual operating expenses (excluding all taxes, interest, portfolio transaction expenses, dividend and interest expenses on short sales, acquired fund fees and expenses other than those attributable to investment advisory fees incurred by the applicable Fund as a result of that Fund’s investments in other pooled vehicles sponsored by the Adviser, broker charges, proxy expenses and extraordinary expenses) of Absolute Capital Opportunities Fund and Absolute Flexible
Fund to 1.49% through August 1, 2023. The Adviser waived fees of $110,835 for Absolute Capital Opportunities Fund for the period ended September 30, 2022. The Adviser waived fees of $62,985 for Absolute Flexible Fund for the period July 1, 2022 (commencement of operations) through September 30, 2022.
The Adviser has also contractually agreed to waive its fee and/or reimburse expenses to limit total annual operating expenses (excluding all taxes, interest, portfolio transaction expenses, dividend and interest expenses on short sales, acquired fund fees and expenses other than those attributable to the investment advisory fees incurred by the Absolute Convertible Arbitrage Fund as a result of the Absolute Convertible Arbitrage Fund’s investments in other pooled vehicles sponsored by the Adviser, broker charges, proxy expenses and extraordinary expenses) of
Absolute Convertible Arbitrage Fund to 1.20% and 1.45% of the Institutional Shares and Investor Shares, respectively, through August 1, 2023. The Adviser waived fees of $691,450 and $113,921 for Absolute Convertible Arbitrage Fund
Institutional and Investor Shares, respectively, for the period ended September 30, 2022. In addition, the Adviser has agreed to reimburse fees owed to waive fees owed to it by the Absolute Convertible Arbitrage Fund in an amount equal to the fee it receives from Absolute Flexible Fund based on Absolute Convertible Arbitrage Fund’s investment in
Absolute Flexible Fund. As of September 30, 2022, Absolute Convertible Arbitrage Fund owned approximately 73.69%
of Absolute Flexible Fund. For the period ended September 30, 2022, the Adviser reimbursed fees of $60,260 and $6,083 for Absolute Convertible Arbitrage Fund Institutional and Investor Shares, respectively, related to these affiliated investments and these reimbursements are not subject to recoupment.
The Funds may repay the Adviser for fees waived (other than advisory fees waived by the Adviser related to the
Absolute Strategies Fund and Absolute Convertible Arbitrage’s investments in other pooled vehicles sponsored by the
Adviser) and expenses reimbursed pursuant to the expense cap if such payment is made within three years of the fee waiver or expense reimbursement and does not cause the total annual fund operating expenses after fee waiver and/
or expense reimbursement of the Funds to exceed the lesser of (i) the then-current expense cap, and (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed. As of September 30, 2022, $0, $364,259,
$2,617,669 and $62,985 for Absolute Strategies Fund, Absolute Capital Opportunities Fund, Absolute Convertible
Arbitrage Fund and Absolute Flexible Fund, respectively, is subject to recapture by the Adviser. Other waivers are not eligible for recoupment.

ABSOLUTE FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2022
38
Absolute Funds
Note 5. Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments during the period ended September 30, 2022 , were as follows:
Note 6. Summary of Derivative Activity
The Funds may invest in certain derivatives, as detailed below, to meet their respective investment objectives.
Each Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. In some cases, a Fund could lose more than the principal amount invested by investing in a derivative instrument. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when doing so would be beneficial.
The Funds may also utilize certain derivative instruments and investment techniques for risk management or hedging purposes. There is no assurance that such risk management and hedging strategies will be successful, as such success will depend on, among other factors, the Adviser’s ability to predict the future correlation, if any, between the performance of the instruments utilized for hedging purposes and the performance of the investments being hedged.
The following provides more information on specific types of derivatives and activity in each Fund:
The use of derivative instruments by the Absolute Strategies Fund for the period ended September 30, 2022, related to the use of futures contracts and purchased and written options. The Absolute Strategies Fund utilized such derivative instruments in order to generate absolute return and to implement selective hedging and to manage risk exposure.
The use of derivative instruments by the Absolute Capital Opportunities Fund for the period ended September 30,
2022, related to the use of purchased and written options. The Absolute Capital Opportunities Fund utilized such options in order to manage or enhance return (including through leverage), to obtain leverage for speculative purposes, and to implement selective hedging and to manage risk exposure.
The use of derivative instruments by the Absolute Convertible Arbitrage Fund for the period ended September 30,
2022, related to the use of futures contracts. The Absolute Convertible Arbitrage Fund utilized futures contracts in order to generate absolute, risk-adjusted returns, to obtain leverage for speculative purposes, to gain exposure to certain asset classes (in which case the derivatives may have economic characteristics similar to those of the reference asset), and to implement selective hedging and to manage risk exposure.
A futures contract is a bilateral agreement where one party agrees to accept, and the other party agrees to make, delivery of cash or underlying securities or commodities, as called for in the contract, at a specified date and at an agreed upon price. An index futures contract involves the delivery of an amount of cash equal to a specified dollar amount multiplied by the difference between the index value at the close of trading of the contract and at the price designated by the futures contract. Generally, these futures contracts are closed out prior to the expiration date of
Non-U.S. Government Obligations
Purchases Sales
Absolute Strategies Fund $ 5,551,175 $ 5,018,137
Absolute Capital Opportunities Fund 27,460,257 11,823,617
Absolute Convertible Arbitrage Fund 279,568,492 71,798,635
Absolute Flexible Fund 17,148,510 482,750

ABSOLUTE FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2022
39
Absolute Funds
the contracts. A public market exists in futures contracts covering certain indexes, financial instruments and foreign currencies.
A call option is a contract under which the purchaser of the call option, in return for a premium paid, has the right to buy the security (or index) underlying the option at a specified price at any time during the term of the option.
The writer of the call option, who receives the premium, has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price. A put option gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy, upon exercise of the option, the underlying security (or a cash amount equal to the value of the index) at the exercise price. The amount of a premium received or paid for an option is based upon certain factors including the market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the option period and interest rates. Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position to the holder of the option will be accompanied by transfer to the holder of an accumulated balance representing the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the future.
The volume of open derivative positions may vary on a daily basis as each Fund transacts derivative contracts in order to achieve the exposure desired by the Adviser. The notional value of activity for the period ended September 30,
2022,, for any derivative type during the year is as follows:
Following is a summary of the effect of derivatives on the Statements of Assets and Liabilities as of September 30,
2022 :
Absolute Strategies Fund
Absolute Capital Opportunities Fund
Absolute Convertible Arbitrage Fund
Absolute Strategies
Fund
Absolute Capital
Opportunities Fund
Absolute
Convertible
Arbitrage Fund
Futures Contracts $ 2,231,156,412 $ – $ 179,560,451
Purchased Options 7,898,969 27,721,354 –
Written Options (2,005,137) (51,896,222) –
Location: Equity Risk
Asset derivatives:
Investments, at value – purchased options $ 771,700
Unrealized appreciation on futures* 767,748
Total asset derivatives $ 1,539,448
Liability derivatives:
Call options written $ (120,250)
Location: Equity Risk
Asset derivatives:
Investments, at value – purchased options $ 12,330,731
Liability derivatives:
Call options written $ (742,375)
Put options written (3,198,870)
Total liability derivatives $ (3,941,245)
Location: Interest Risk
Asset derivatives:
Unrealized appreciation on futures* $ 2,967,854
* Balance is included in the deposits with broker for futures on the Statements of Assets and Liabilities.

ABSOLUTE FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2022
40
Absolute Funds
Realized and unrealized gains and losses on derivatives contracts for the period ended September 30, 2022 , are recorded by each Fund in the following locations on the Statements of Operations:
Absolute Strategies Fund
Absolute Capital Opportunities Fund
Absolute Convertible Arbitrage Fund
Location: Equity Contracts
Net realized gain (loss) on:
Investments – purchased options $ (810,103)
Written options 84,104
Futures 2,910,761
Total net realized gain (loss) $ 2,184,762
Net change in unrealized appreciation (depreciation) on:
Investments – purchased options $ 534,594
Written options (186,473)
Futures 581,213
Total net change in unrealized appreciation (depreciation) $ 929,334
Location: Equity Contracts
Net realized gain (loss) on:
Investments – purchased options $ (12,957,647)
Written options 11,797,211
Total net realized gain (loss) $ (1,161,436)
Net change in unrealized appreciation (depreciation) on:
Investments – purchased options $ 11,788,071
Written options 10,161,355
Total net change in unrealized appreciation (depreciation) $ 21,949,426
Location: Interest Contracts
Net realized gain (loss) on:
Futures $ 4,225,212
Total net realized gain (loss) $ 4,225,212
Net change in unrealized appreciation (depreciation) on:
Futures $ 1,043,673
Total net change in unrealized appreciation (depreciation) $ 1,043,673

ABSOLUTE FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2022
41
Absolute Funds
Asset (Liability) amounts shown in the table below represent amounts for derivative related investments at March 31,
2022 . These amounts may be collateralized by cash or financial instruments.
Note 7. Federal Income Tax
As of September 30, 2022, cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:
As of March 31, 2022, distributable earnings (accumulated loss) on a tax basis were as follows:
The difference between components of distributable earnings on a tax basis and the amounts reflected in the
Statements of Assets and Liabilities are primarily due to return of capital on equity securities, convertible bond deemed dividends, wash sales, futures, constructive sales, convertible bond premium amortization, straddles, cover loss deferrals, short dividends and deferred business interest expense.
Gross Asset
(Liability) as
Presented in
the Statement
of Assets and
Liabilities
Derivatives
Available for
Offset
Financial
Instruments
(Received)
Pledged*
Cash Collateral
(Received)
Pledged* Net Amount
Absolute Strategies Fund
Assets:
Over-the-counter derivatives** $ 771,700 $ – $ – $ – $ 771,700
Unrealized appreciation on futures*** 767,748 – – – 767,748
Liabilities:
Over-the-counter derivatives** (120,250) – 120,250 – –
Absolute Capital Opportunities Fund
Assets:
Over-the-counter derivatives** 12,330,731 – – – 12,330,731
Liabilities:
Over-the-counter derivatives** (3,941,245) – 3,941,245 – –
Absolute Convertible Arbitrage Fund
Assets:
Unrealized appreciation on futures*** 2,967,854 – – – 2,967,854
* The actual financial instruments and cash collateral (received) pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statements of Assets and Liabilities.
** Over-the-counter derivatives may consist of options. The amounts disclosed above represent the exposure to one or more counterparties. For further detail on individual derivative contracts and the corresponding unrealized appreciation
(depreciation), see the Schedule of Investments and Call and Put Options Written.
*** Balance is included in the deposits with broker for futures on the Statements of Assets and Liabilities.
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Absolute Strategies Fund $ 325,059 $ (391,457) $ (66,398)
Absolute Capital Opportunities Fund 23,840,523 (16,156,051) 7,684,472
Absolute Convertible Arbitrage Fund 129,212,515 (138,907,488) (9,694,973)
Absolute Flexible Fund 605,520 (964,000) (358,480)
Undistributed
Ordinary Income
Undistributed
Long-Term Gain
Capital and Other
Losses
Unrealized
Appreciation
(Depreciation)
Other Temporary
Differences Total
Absolute Strategies Fund $ – $ – $ (37,404,746) $ 189,746 $ – $ (37,215,000)
Absolute Capital Opportunities
Fund – – (21,315,239) 7,604,551 (152,231) (13,862,919)
Absolute Convertible Arbitrage
Fund 656,258 14,475,833 – (9,924,310) – 5,207,781

ABSOLUTE FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2022
42
Absolute Funds
As of March 31, 2022, the Absolute Strategies Fund and the Absolute Capital Opportunities Fund have $36,465,634 and $21,037,623, respectively of available short-term capital loss carryforwards and $814,745 and $0, respectively, of available long-term capital loss carryforwards that have no expiration date.
For tax purposes, the prior deferred late year ordinary loss was $124,367 and $277,616 for the Absolute Strategies
Fund and Absolute Capital Opportunities Fund, respectively, (realized during the period January 1, 2022 through
March 31, 2022). These losses were recognized for tax purposes on the first business day of the Fund’s current fiscal year, April 1, 2022.
Note 8. Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and each Fund has had no such events. Management has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required.

ABSOLUTE FUNDS
ADDITIONAL INFORMATION
September 30, 2022
43
Absolute Funds
Investment Advisory Agreement Approval
At the March 18, 2022 Board meeting, the Board, including the Independent Trustees, considered the approval of the investment advisory agreement between Absolute Investment Advisers, LLC (the “Adviser”) and the Trust, as it
pertains to the Fund (the “Advisory Agreement”). In preparation for its deliberations, the Board requested and reviewed written responses from the Adviser to a due diligence questionnaire circulated on the Board's behalf concerning the services to be provided by the Adviser to the Fund. The Board also discussed the materials with Fund counsel and, as necessary, with the Trust's administrator. During its deliberations, the Board received an oral presentation from the
Adviser, and was assisted by the advice of Trustee counsel.
At the meeting, the Board reviewed, among other matters: (1) the nature, extent and quality of the services that would be provided to the Fund by the Adviser, including information on relevant investment performance of the Adviser; (2)
the costs of the services to be provided and projected profitability to the Adviser of its relationship with the Fund; (3)
the proposed advisory fee and total expense ratio of the Fund compared to those of a relevant peer group of funds;
(4) the extent to which economies of scale may be realized as the Fund grows and whether the advisory fee enables the Fund's investors to share in the benefits of economies of scale; and (5) other benefits anticipated to be received by the Adviser from its relationship with the Fund.
Nature, Extent and Quality of Services
Based on written materials received from the Adviser, a presentation from senior representatives of the Adviser, and a discussion with the Adviser about the personnel, operations and financial condition of the Adviser, the Board considered the quality of services to be provided by the Adviser under the Advisory Agreement. In this regard, the Board considered information regarding, among other things, the experience, qualifications and professional background of the portfolio managers and other personnel at the Adviser with principal responsibility for the Fund’s investments; the investment philosophy and decision-making process of those professionals; the capability and integrity of the Adviser’s senior management and staff; and the quality of the Adviser’s services with respect to regulatory compliance.
The Board considered also the adequacy of the Adviser’s resources. The Board noted the Adviser’s representation that it is financially stable and has the operational capability needed to provide high-quality investment advisory services to the Fund for the foreseeable future. Based on the presentation and the materials provided by the Adviser, the Board concluded that, overall, it was satisfied with the nature, extent and quality of services to be provided to the
Fund by the Adviser under the Advisory Agreement.
Performance
Recognizing that the Fund is new and has no performance history, the Board did not consider the performance history of the Fund. Instead, the Board considered the performance achieved by the Adviser managing another series of the
Trust, the Absolute Convertible Arbitrage Fund. The Board noted that, although the Absolute Convertible Arbitrage
Fund underperformed its primary benchmark index over the one-, three-, and five-year periods ended December 31,
2021, the Absolute Convertible Arbitrage Fund outperformed its secondary benchmark index over the same periods.
The Board considered the Adviser’s representation that the Fund is expected to perform differently than the Absolute
Convertible Arbitrage Fund due to differences in investment strategy and risk/return profile, and given that the Fund is expected to have more volatility than Absolute Convertible Arbitrage Fund. Based on the foregoing and other relevant factors, the Board concluded that the Adviser’s management of the Fund could benefit the Fund and its shareholders.
Compensation
The Board evaluated the Adviser’s proposed compensation for providing advisory services to the Fund and analyzed comparative information on “actual” advisory fee rates (i.e., after fee waivers), and actual total expenses of the
Fund's relevant Strategic Insight peer group. The Board noted that the Adviser’s proposed actual advisory fee rate and the Fund's actual total expense ratio were each within a reasonable range of the fee rates and expense ratios of the Absolute Convertible Arbitrage Fund and of the funds included in the Strategic Insight peer group. The Board considered that the Adviser had proposed a contractual expense cap on the total expense ratio for the Fund in an effort to ensure that the expenses of the Fund remained competitive. Based on the foregoing, the Board concluded that the Adviser’s advisory fee rate to be charged to the Fund was reasonable.

ABSOLUTE FUNDS
ADDITIONAL INFORMATION
September 30, 2022
44
Absolute Funds
Cost of Services and Profitability
The Board considered information provided by the Adviser regarding the estimated costs of services and its estimated profitability with respect to the Fund. In this regard, the Board considered the Adviser’s resources devoted to the Fund, as well as the Adviser’s discussion of the costs and profitability of its overall fund activities, The Board considered that profits to be realized by the Adviser would be a function of the future growth in assets of the Fund and concluded that the costs of the services to be provided and profits to be realized by the Adviser were not a material factor in approving the Advisory Agreement.
Economies of Scale
The Board evaluated whether the Fund would benefit from any economies of scale. In this respect, the Board considered the proposed fee structure, asset size, and expense cap of the Fund. The Board also considered the Adviser’s representation that it could be difficult for the Fund to achieve economies of scale at and shortly following inception but that economies of scale may be achievable in the future as the Fund’s assets increase. In this respect, the
Board noted that the Adviser was not proposing breakpoints at this time because the Fund had not yet commenced operations. Based on the foregoing information, the Board concluded that economies of scale were not a material factor in approving the Advisory Agreement.
Other Benefits
The Board noted the Adviser’s representation that, aside from its contractual advisory fees, it would not benefit in a material way from its relationship with the Fund. Based on the foregoing representation, the Board concluded that other benefits received by the Adviser from its relationship with the Fund were not a material factor to consider in approving the continuation of the Advisory Agreement.
Conclusion
The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed a memorandum from Fund counsel discussing the legal standards applicable to its consideration of the Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its business judgment, that the advisory arrangement, as outlined in the Advisory Agreement, was fair and reasonable in light of the services to be performed, expenses to be incurred and such other matters as the Board considered relevant.
Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program, as required by Rule 22e-
4 (the “Liquidity Rule”) under the Investment Company Act of 1940, as amended. The liquidity risk management program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Funds' investment strategy and the liquidity of the portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections and its cash holdings and access to other funding sources.
The Board approved the designation of the Trust’s Valuation Committee as the administrator of the liquidity risk management program (the “Program Administrator”). The Program Administrator is responsible for the administration and oversight of the program and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy, and effectiveness. The Program Administrator assessed the Fund’s liquidity risk profile based on information gathered for the period July 1, 2021 through June 30, 2022 in order to prepare a written report to the Board for review at its meeting held on September 15, 2022.
The Program Administrator’s written report stated that: (i) the Funds are able to meet redemptions in normal and reasonably foreseeable stressed conditions and without significant dilution of remaining shareholders’ interests in the Funds; (ii) the Funds' strategy is appropriate for an open-end mutual fund; (iii) the liquidity classification determinations regarding the Funds' portfolio investments, which take into account a variety of factors and may

ABSOLUTE FUNDS
ADDITIONAL INFORMATION
September 30, 2022
45
Absolute Funds
incorporate analysis from one or more third-party data vendors, remained appropriate; (iv) the Funds did not approach the internal triggers set forth in the liquidity risk management program or the regulatory percentage limitation (15%)
on holdings in illiquid investments; (v) it continues to be appropriate to not set a “highly liquid investment minimum”
for the Funds because the Funds primarily hold “highly liquid investments”; and (vi) the liquidity risk management program remains reasonably designed and adequately implemented to prevent violations of the Liquidity Rule. No significant liquidity events impacting the Funds or proposed changes to the Program were noted in the report.
Proxy Voting Information
A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to securities held in each Fund’s portfolio is available, without charge and upon request, by calling (888) 992-2765 and on the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov. Each Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge and upon request, by calling (888) 992-2765 and on the SEC’s website at www.sec.gov.
Availability of Quarterly Portfolio Schedules
Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available free of charge on the SEC’s website at www.sec.gov.
Shareholder Expense Example
As a shareholder of the Funds , you incur ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2022 (June 30, 2022 for the Absolute Flexible Fund) through September 30, 2022.
Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses
Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

ABSOLUTE FUNDS
ADDITIONAL INFORMATION
September 30, 2022
46
Absolute Funds
Beginning
Account Value
April 1, 2022
Ending
Account Value
September 30, 2022
Expenses
Paid During
Period*
Annualized
Expense
Ratio*
Absolute Strategies Fund
Actual $ 1,000.00 $ 1,074.97 $ 9.62 1.85%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,015.79 $ 9.35 1.85%
Absolute Capital Opportunities Fund
Actual $ 1,000.00 $ 992.07 $ 7.69 1.54%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,017.35 $ 7.79 1.54%
Absolute Convertible Arbitrage Fund
Institutional Shares
Actual $ 1,000.00 $ 981.02 $ 6.56 1.32%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,018.45 $ 6.68 1.32%
Investor Shares
Actual $ 1,000.00 $ 979.71 $ 7.79 1.57%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,017.20 $ 7.94 1.57%
*
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183) divided by 365 to reflect the half-year period.
Beginning
Account Value
June 30, 2022
Ending
Account Value
September 30, 2022
Expenses
Paid During
Period*
Annualized
Expense
Ratio**
Absolute Flexible Fund
Institutional Shares
Actual $ 1,000.00 $ 991.00 $ 3.78 1.49%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,008.94 $ 3.81 1.49%
**
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period (93) divided by 365 to reflect the period.

P.O. BOX 588
PORTLAND, MAINE 04112
(888) 992-2765 (TOLL FREE)
(888) 99-ABSOLUTE (TOLL FREE)
INVESTMENT ADVISER
Absolute Investment Advisers LLC
4 North Street, Suite 2
Hingham, Massachusetts 02043
www.absoluteadvisers.com
TRANSFER AGENT
Apex Fund Services
P.O. Box 588
Portland, Maine 04112
(888) 992-2765 (Toll Free)
(888) 99-ABSOLUTE (Toll Free)
www.apexgroup.com
DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com
This report is submitted for the general information of
the shareholders of the Funds. It is not authorized for
distribution to prospective investors unless preceded
or accompanied by an effective prospectus, which
includes information regarding the Funds’ risks,
objectives, fees and expenses, experience of its
managements and other information.
212-SAR-0922

Beck Mack + Oliver LLC
Semi-Annual Report
September 30, 2022
(Unaudited)
Beck Mack + Oliver Partners Fund

Beck Mack + Oliver Partners Fund
A MESSAGE TO OUR SHAREHOLDERS
September 30, 2022
1
Dear Fellow Shareholder:
The Beck Mack + Oliver Partners Fund (the “Partners Fund”) returned -22.51% net of fees and expenses for the six-month semi-annual period ended September 30, 2022 (the “Semi-Annual Period”), resulting in a net asset value of $15.25. By comparison, during the Semi-Annual Period, the S&P 500 Index (the “S&P 500”), which is the Partners Fund’s principal benchmark, returned -20.20%.
Performance Update
The 20.20% decline in the S&P 500 during the Semi-Annual Period followed a period of unusually strong equity market returns. During the prior two fiscal years—i.e., from March 31, 2020, to March 31, 2022—the S&P 500 generated a cumulative total return of +80.81%, while the Partners Fund generated a cumulative total return of +113.55%. From March
31, 2020, to the end of the Semi-Annual Period, the Partners Fund generated a cumulative total return of +65.48% vs.
+44.29% for the S&P 500.
Performance data quoted represent past performance and are no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. For the most recent month-end performance, please call (800) 943-6786.
Largest Positive & Negative Contributors
The table below indicates the largest positive and negative contributors to investment performance as well as the total returns of the respective securities during the Semi-Annual Period.
1
Largest Positive Contributors
We discussed our new investment in Black Knight in the shareholder letter for the fiscal year ended March 31, 2022
(“March 2022 Letter”). In May 2022, the company announced that it would be acquired by Intercontinental Exchange for a mix of cash and stock. While the acquisition purchase price was less than the intrinsic value that we expected Black Knight to achieve in the coming years as an independent company, the transaction announcement was a substantial positive catalyst for the stock, which led to strong total returns despite the significant decline in the S&P 500. In light of the transaction, we exited the position.
1
Contribution refers to how much the position contributed to, or detracted from, the Partners Fund’s investment performance during the Semi-Annual
Period. Total return refers to the security’s total return during the entire Semi-Annual Period.
Largest Positive Contributors Largest Negative Contributors
Position Contribution Total Return Position Contribution Total Return
Black Knight +0.33% +11.62% Warner Bros. Discovery -2.81% -54.90%
CoStar +0.20% +4.56% Blackstone -2.61% -32.38%
Advanced Drainage Systems +0.11% +4.89% Enstar -2.09% -35.06%

Beck Mack + Oliver Partners Fund
A MESSAGE TO OUR SHAREHOLDERS
September 30, 2022
2
We also discussed our new investment in CoStar in the March 2022 Letter, where we noted that we had been following the company for a period of time while waiting for an attractive entry point to purchase the stock. We initiated a position in
March at a share price of $54.19, added to the position in May at $56.64, and at the end of the Semi-Annual Period CoStar’s
share price was $69.65. We continue to be enthusiastic about the company’s growth potential across its various businesses.
Advanced Drainage Systems has generated outstanding returns for the Partners Fund since we initiated a position towards the end of the fiscal year ended March 31, 2019. The performance of the underlying business has met or exceeded our expectations in every important respect, and the valuation multiple has expanded considerably during our ownership. As such, we have periodically sold shares of Advanced Drainage Systems, but our positive outlook for the business remains fully intact.
In the March 2022 Letter, we discussed the merger between Discovery and WarnerMedia, which closed in April 2022.
The combined company, Warner Bros. Discovery, is one the largest global video content companies with several major assets, including HBO, the Warner Bros. film and television studios, the Discovery Channel, and many others. Warner
Bros. Discovery stock has suffered from unfortunate timing, insofar as the transaction resulted in the combined company having a leveraged balance sheet just as the broader equity market experienced a particularly sharp drawdown. Moreover, the ongoing economic slowdown has led to a weaker advertising market, which is an important source of revenue for the company, and the integration, while essentially on-track, has been complex and challenging. We remain confident in the management team’s ability to successfully integrate the two companies, achieve substantial expense synergies, generate strong cash flow, and rapidly pay down debt, the realization of which we believe will act as a positive catalyst for the stock.
We have discussed our investment in Blackstone in particular, and the alternative asset management industry more generally, in several prior shareholder letters, including the March 2022 Letter. Although Blackstone was a significant performance detractor and meaningfully underperformed the S&P 500 during the Semi-Annual Period, it was the largest positive performance contributor during the fiscal year ended March 31, 2022, when it generated a total return of +76.22%. We believe its recent underperformance mainly reflects a misperception that weaker public equity markets and higher interest rates represent material headwinds for its core business, which we, by contrast, expect to continue to generate attractive growth in assets under management and fee-related earnings.
The underperformance of Enstar during the Semi-Annual Period reflects both a decline in the company’s book value per share, which was caused primarily by unrealized losses in its investment portfolio, and a diminution in the stock’s price-to-
book value multiple.
2
The current price-to-book value multiple is meaningfully below the valuation at which the stock has tended to trade historically. Over time, we expect book value per share to grow at attractive rates, and we do not expect the stock to permanently trade at such a sizeable discount to book value.
2
Price-to-book value compares a company’s share price to its book value per share.

Beck Mack + Oliver Partners Fund
A MESSAGE TO OUR SHAREHOLDERS
September 30, 2022
3
New & Exited Positions
The table below indicates the one new position that was initiated and the three positions that were exited during the Semi-
Annual Period.
We recently made a new investment in Ferguson, which is a leading wholesale distributor of plumbing, waterworks, and
HVAC products. We believe that the company is likely to continue to organically grow revenue in the high-single digits and capture additional market share, due to its superior distribution network, unique corporate culture, and other competitive advantages. The company recently changed its primary stock listing from the London Stock Exchange to the New York
Stock Exchange, which we believe caused some degree of dislocation in the share price and led to an opportunity to initiate a position at an attractive valuation.
In addition to Black Knight, which we discussed above, we exited CAE and Matador during the Semi-Annual Period.
While we continue to believe that CAE has a fantastic civil aviation business, we grew increasingly disappointed with the company’s acquisition of a military training business, and we lost confidence in the management team. Regarding Matador, its share price has experienced a remarkable run in the last two and a half years, having appreciated from $2.48 as of
March 31, 2020, to $48.92 as of September 30, 2022. We had been progressively selling the Matador position as the stock appreciated, and we finally exited during the Semi-Annual Period.
Other Portfolio Observations
As of the end of the Semi-Annual Period, the Partners Fund held 26 equity positions, with the 10 largest positions representing
53.9% of net assets. This compares to 28 equity positions, with the 10 largest positions representing 51.0% of net assets, as of March 31, 2022.
As of the end of the Semi-Annual Period, the largest sector exposures were financials (35.5% of net assets), information technology (17.7%), and healthcare (15.2%), and cash represented 1.4% of net assets.
As of the end of the Semi-Annual Period, the Partners Fund had an estimated net capital loss carryforwards of approximately
$9.4 million, or approximately $3.27 per share. We regard this carryforwards as a potentially significant source a future value for the Partners Fund’s shareholders, as it may be utilized to offset future realized capital gains.
Outlook & Conclusion
During calendar 2022, the equity market has been buffeted by a number of headwinds, including elevated inflation, rapidly rising interest rates, and slowing economic growth. As stock-pickers rather than market-timers, we are not inclined to

Beck Mack + Oliver Partners Fund
A MESSAGE TO OUR SHAREHOLDERS
September 30, 2022
4
hazard a guess as to where or when the market might bottom, and we certainly do not make investment decisions on that basis. Our approach, in this kind of environment, is to prioritize the highest-quality investments, both within the existing portfolio and in the context of new investment ideas. By “quality,” we mean great businesses that can compound their earnings at attractive rates over long periods of time. These businesses tend to have well-aligned management teams, durable competitive advantages, healthy balance sheets, and smart capital allocation. Precisely because of these characteristics, such companies only occasionally trade at compelling valuations, and when they do we would like to take advantage of the corresponding opportunity. We believe our recent investment in Ferguson exemplifies this approach, and we hope to identify other great businesses trading at temporarily discounted valuations.
Thank you for your support.
Yours sincerely,
Appendix: Historical Performance
Total returns for the Partners Fund and the S&P 500 Index for the periods ended September 30, 2022, were as follows:
Performance data quoted represent past performance and are no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Shares redeemed or exchanged within 60 days of purchase will be charged a 2.00% redemption fee. As stated in the current prospectus, the Partners Fund’s annual operating expense ratio (gross) is 1.58%. However, the Partners Fund’s adviser has agreed to contractually waive its fees and/or reimburse expenses to limit total operating expenses to 1.00% through at least July 31, 2023, otherwise performance shown would have been lower. For the most recent month-end performance, please call (800) 943-6786. Returns greater than one year are annualized.
IMPORTANT RISKS AND DISCLOSURE:
There is no assurance that the Partners Fund will achieve its investment objective. An investment in the Partners Fund is subject to risk, including the possible loss of principal amount invested. The risks associated with the Partners Fund include:
equity and convertible securities risk, foreign securities risk, management risk, fixed income securities risk, noninvestment
Robert C. Beck Richard C. Fitzgerald
Annualized Returns
Returns as of 09/30/22
Semi-Annual
Period One Year Three Years Five Years Ten Years
Since
Inception
(4/19/91)
Partners Fund -22.51% -21.63% +9.45% +6.78% +5.79% +8.11%
S&P 500 Index -20.20% -15.47% +8.16% +9.24% +11.70% +9.55%

Beck Mack + Oliver Partners Fund
A MESSAGE TO OUR SHAREHOLDERS
September 30, 2022
5
grade securities risk, liquidity risk, non-diversification risk, and business development risk. The Partners Fund may invest in small and mid-sized capitalization companies, and such companies may carry greater risk than is customarily associated with larger companies for various reasons, such as narrower markets, limited financial resources, and less liquid stock. The
Partners Fund may invest in large capitalization companies, and such companies may underperform other segments of the market for various reasons, such as lower responsiveness to competitive challenges or opportunities and an inability to attain high growth rates during periods of economic expansion.
The S&P 500 Index is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks. The total returns of the S&P 500 Index and of the Partners Fund include the reinvestment of dividends and income. The total return of the Partners Fund includes operating expenses that reduce returns, while the total return of the S&P 500 Index does not include expenses. The Partners Fund is professionally managed while the S&P
500 Index is unmanaged and is not available for investment. It is not possible to invest directly in an index.
This letter may contain discussions about certain investments both held and not held in the portfolio. All current and future holdings are subject to risk and to change. The views in this report were those of the Partners Fund managers as of September 30, 2022, and may not reflect their views on the date this report is first published or any time thereafter. These views are intended to assist shareholders in understanding their investment in the Partners
Fund and do not constitute investment advice.
On December 1, 2009, a limited partnership managed by the adviser reorganized into the Partners Fund. The predecessor limited partnership maintained an investment objective and investment policies that were, in all material respects, equivalent to those of the Partners Fund. The Partners Fund’s performance for the periods before December 1, 2009, is that of the limited partnership and includes the expenses of the limited partnership, which were lower than the Partners Fund’s current expenses, except for 2008 where the expenses of the limited partnership were higher. The performance prior to December
1, 2009, is based on calculations that are different from the standardized method of calculations by the SEC. If the limited partnership’s performance had been readjusted to reflect the estimated expenses of the Partners Fund for its first Fiscal Year, the performance would have been lower. The limited partnership was not registered under the Investment Company Act of
1940 (“1940 Act”) and was not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986, which, if applicable, may have adversely affected its performance.
Fund holdings and/or sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Current and future holdings are subject to risk. For a complete list of fund holdings, please refer to the Schedule of Investments in this report.
hazard a guess as to where or when the market might bottom, and we certainly do not make investment decisions on that basis. Our approach, in this kind of environment, is to prioritize the highest-quality investments, both within the existing portfolio and in the context of new investment ideas. By “quality,” we mean great businesses that can compound their earnings at attractive rates over long periods of time. These businesses tend to have well-aligned management teams, durable competitive advantages, healthy balance sheets, and smart capital allocation. Precisely because of these characteristics, such companies only occasionally trade at compelling valuations, and when they do we would like to take advantage of the corresponding opportunity. We believe our recent investment in Ferguson exemplifies this approach, and we hope to identify other great businesses trading at temporarily discounted valuations.
Thank you for your support.
Yours sincerely,
Appendix: Historical Performance
Total returns for the Partners Fund and the S&P 500 Index for the periods ended September 30, 2022, were as follows:
Performance data quoted represent past performance and are no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Shares redeemed or exchanged within 60 days of purchase will be charged a 2.00% redemption fee. As stated in the current prospectus, the Partners Fund’s annual operating expense ratio (gross) is 1.58%. However, the Partners Fund’s adviser has agreed to contractually waive its fees and/or reimburse expenses to limit total operating expenses to 1.00% through at least July 31, 2023, otherwise performance shown would have been lower. For the most recent month-end performance, please call (800) 943-6786. Returns greater than one year are annualized.
IMPORTANT RISKS AND DISCLOSURE:
There is no assurance that the Partners Fund will achieve its investment objective. An investment in the Partners Fund is subject to risk, including the possible loss of principal amount invested. The risks associated with the Partners Fund include:
equity and convertible securities risk, foreign securities risk, management risk, fixed income securities risk, noninvestment
Robert C. Beck Richard C. Fitzgerald
Annualized Returns
Returns as of 09/30/22
Semi-Annual
Period One Year Three Years Five Years Ten Years
Since
Inception
(4/19/91)
Partners Fund -22.51% -21.63% +9.45% +6.78% +5.79% +8.11%
S&P 500 Index -20.20% -15.47% +8.16% +9.24% +11.70% +9.55%

Beck Mack + Oliver Partners Fund
PERFORMANCE CHART AND ANALYSIS
September 30, 2022
6
The following chart reflects the change in the value of a hypothetical $10,000 investment, including reinvested dividends and distributions, in Beck,
Mack + Oliver Partners Fund (the “Fund”) compared with the performance of the benchmark, S&P 500® Index (the “S&P 500”), over the past 10 fiscal years. The S&P 500 is a broad-based measurement of the U.S. stock market based on the performance of 500 widely held large capitalization common stocks. The total return of the index includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the index does not include expenses. The Fund is professionally managed, while the index is unmanaged and is not available for investment.
Comparison of a $10,000 Investment
Beck Mack + Oliver Partners Fund vs. S&P 500 Index
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. For the most recent month-end performance, please call (800) 943-6786. As stated in the Fund’s prospectus, the annual operating expense ratio
(gross) is 1.58%. However, the Fund’s adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund
Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses and extraordinary expenses) to 1.00%, through July 31, 2023 (the “Expense Cap”). The Expense Cap may be raised or eliminated only with the consent of the Board of Trustees. During the period, certain fees were waived and/or expenses reimbursed; otherwise, returns would have been lower.
Shares redeemed or exchanged within 60 days of purchase will be charged a 2.00% redemption fee. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized.
Average Annual Total Returns
Periods Ended September 30, 2022 One Year Five Year Ten Year
Beck Mack + Oliver Partners Fund -21.63% 6.78% 5.79%
S&P 500® Index -15.47% 9.24% 11.70%

Beck Mack + Oliver Partners Fund
PORTFOLIO PROFILE
September 30, 2022
7
PORTFOLIO HOLDINGS
% of Total Investments

Beck Mack + Oliver Partners Fund
SCHEDULE OF INVESTMENTS
September 30, 2022
8
See Notes to Financial Statements.
The following is a summary of the inputs used to value the Fund's investments as of September 30, 2022.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in
Note 2 of the accompanying Notes to Financial Statements.
The Level 1 value displayed in this table includes Common Stock and the
Level 2 value displayed in this table includes a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
Shares Security Description Value
Common Stock - 98.6%
Communication Services - 10.6%
26,000 Alphabet, Inc., Class C
(a)
$ 2,499,900
75,000 Lumen Technologies, Inc. 546,000
140,000 Warner Bros Discovery, Inc.
(a)
1,610,000
4,655,900
Consumer Discretionary - 3.0%
11,000 Hilton Worldwide Holdings, Inc. 1,326,820
Energy - 3.8%
70,000 Enterprise Products Partners LP 1,664,600
Financials - 35.5%
51,000 Apollo Global Management, Inc. 2,371,500
13,000 Arthur J Gallagher & Co. 2,225,860
37,000 Blackstone, Inc., Class A 3,096,900
6,000 Credit Acceptance Corp.
(a)
2,628,000
12,000 Enstar Group, Ltd.
(a)
2,035,080
16,000 JPMorgan Chase & Co. 1,672,000
21,000 The Charles Schwab Corp. 1,509,270
15,538,610
Health Care - 15.2%
6,000 Abbott Laboratories 580,560
9,000 Laboratory Corp. of America
Holdings 1,843,290
84,000 RadNet, Inc.
(a)
1,709,400
215,000 Teva Pharmaceutical Industries, Ltd.,
ADR
(a)
1,735,050
3,000 Waters Corp.
(a)
808,590
6,676,890
Industrials - 8.9%
8,000 Advanced Drainage Systems, Inc. 994,960
43,000 Ashtead Group PLC 1,988,750
9,000 Ferguson PLC 926,370
3,910,080
Information Technology - 17.7%
14,000 CoStar Group, Inc.
(a)
975,100
26,000 Fiserv, Inc.
(a)
2,432,820
6,750 Mastercard, Inc., Class A 1,919,295
10,500 Microsoft Corp. 2,445,450
7,772,665
Materials - 2.1%
4,500 The Sherwin-Williams Co. 921,375
Real Estate - 1.8%
90,000 Tricon Residential, Inc. 778,500
Total Common Stock (Cost $33,883,241) 43,245,440
Shares Security Description Value
Money Market Fund - 1.7%
750,897 First American
Government Obligations
Fund, Class X, 2.77%
(b)
(Cost $750,897) $ 750,897
Investments, at value - 100.3% (Cost $34,634,138) $ 43,996,337
Other Assets & Liabilities, Net - (0.3)% (144,727)
Net Assets - 100.0% $ 43,851,610
ADR American Depositary Receipt
LP Limited Partnership
PLC Public Limited Company
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market
conditions. Rate was the quoted yield as of September 30,
2022.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 43,245,440
Level 2 - Other Significant Observable Inputs 750,897
Level 3 - Significant Unobservable Inputs –
Total $ 43,996,337

Beck Mack + Oliver Partners Fund
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2022
9
See Notes to Financial Statements.
* Shares redeemed or exchanged within 60 days of purchase are charged a 2.00% redemption fee.
ASSETS
Investments, at value (Cost $34,634,138) $ 43,996,337
Receivables:
Fund shares sold 2,444
Dividends 6,383
Prepaid expenses 20,797
Total Assets
44,025,961
LIABILITIES
Payables:
Investment securities purchased 124,211
Fund shares redeemed 1,981
Accrued Liabilities:
Investment adviser fees 13,411
Fund services fees 9,554
Other expenses 25,194
Total Liabilities
174,351
NET ASSETS
$ 43,851,610
COMPONENTS OF NET ASSETS
Paid-in capital $ 42,908,013
Distributable Earnings 943,597
NET ASSETS
$ 43,851,610
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED) 2,876,286
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE* $ 15.25

Beck Mack + Oliver Partners Fund
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2022
10
See Notes to Financial Statements.
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $1,305) $ 382,783
Total Investment Income
382,783
EXPENSES
Investment adviser fees 259,098
Fund services fees 84,839
Custodian fees 4,707
Registration fees 10,483
Professional fees 18,404
Trustees' fees and expenses 2,871
Other expenses 39,068
Total Expenses 419,470
Fees waived
(160,371)
Net Expenses
259,099
NET INVESTMENT INCOME
123,684
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss on:
Investments
(1,259,029)
Foreign currency transactions
(942)
Net realized loss
(1,259,971)
Net change in unrealized appreciation (depreciation) on investments
(11,871,458)
NET REALIZED AND UNREALIZED LOSS
(13,131,429)
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ (13,007,745)

Beck Mack + Oliver Partners Fund
STATEMENTS OF CHANGES IN NET ASSETS
11
See Notes to Financial Statements.
For the Six
Months
Ended
September 30,
2022
For the Year
Ended
March 31, 2022
OPERATIONS
Net investment income $ 123,684 $ 177,809
Net realized gain (loss) (1,259,971) 4,746,128
Net change in unrealized appreciation (depreciation) (11,871,458) 3,222,907
Increase (Decrease) in Net Assets Resulting from Operations
(13,007,745) 8,146,844
CAPITAL SHARE TRANSACTIONS
Sale of shares 867,435 14,461,428
Redemption of shares
(3,493,339) (10,612,972)
Redemption fees
2,074 24,265
Increase (Decrease) in Net Assets from Capital Share Transactions
(2,623,830) 3,872,721
Increase (Decrease) in Net Assets
(15,631,575) 12,019,565
NET ASSETS
Beginning of Period
59,483,185 47,463,620
End of Period
$ 43,851,610 $ 59,483,185
SHARE TRANSACTIONS
Sale of shares 48,374 726,905
Redemption of shares
(194,463) (534,766)
Increase (Decrease) in Shares
(146,089) 192,139

Beck Mack + Oliver Partners Fund
FINANCIAL HIGHLIGHTS
12
See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each period .
For the Six
Months Ended
September 30,
2022
For the Years Ended March 31,
2022 2021 2020 2019 2018
NET ASSET VALUE,
Beginning of Period
$ 19.68 $ 16.77 $ 9.27 $ 11.24 $ 11.56 $ 10.26
INVESTMENT
OPERATIONS
Net investment income (a) 0.04 0.06 0.10 0.12 0.14 0.13
Net realized and unrealized
gain (loss)
(4.47) 2.84 7.48 (2.03) (0.46) 1.18
Total from Investment
Operations
(4.43) 2.90 7.58 (1.91) (0.32) 1.31
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income – – (0.08) (0.06) – (0.01)
Total Distributions to
Shareholders
– – (0.08) (0.06) – (0.01)
REDEMPTION FEES(a)
0.00(b) 0.01 0.00(b) 0.00(b) 0.00(b) 0.00(b)
NET ASSET VALUE, End
of Period
$ 15.25 $ 19.68 $ 16.77 $ 9.27 $ 11.24 $ 11.56
TOTAL RETURN
(22.51)%(c) 17.35% 81.97% (17.17)% (2.77)% 12.77%
RATIOS/
SUPPLEMENTARY DATA
Net Assets at End of Period
(000s omitted) $ 43,852 $ 59,483 $ 47,464 $ 27,161 $ 36,760 $ 38,368
Ratios to Average Net Assets:
Net investment income 0.48%(d) 0.30% 0.82% 1.01% 1.19% 1.17%
Net expenses 1.00%(d) 1.00% 1.00% 1.00% 1.00% 1.00%
Gross expenses (e) 1.62%(d) 1.58% 1.86% 1.80% 1.74% 1.76%
PORTFOLIO TURNOVER
RATE 6%(c) 15% 18% 10% 17% 19%
(a) Calculated based on average shares outstanding during each period.
(b) Less than $0.01 per share.
(c) Not annualized.
(d) Annualized.
(e) Reflects the expense ratio excluding any waivers and/or reimbursements.

Beck Mack + Oliver Partners Fund
NOTES TO FINANCIAL STATEMENTS
September 30, 2022
13
Note 1. Organization
The Beck, Mack + Oliver Partners Fund (the “Fund”) is a non-diversified portfolio of Forum Funds (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment
Company Act of 1940, as amended (the “Act”). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value. The Fund commenced operations on December 1,
2009, after it acquired the net assets of BMO Partners Fund, L.P. (the “Partnership”), in exchange for Fund shares. The
Partnership commenced operations in 1991. The Fund seeks long-term capital appreciation with the preservation of capital.
Note 2. Summary of Significant Accounting Policies
The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards
Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America
(“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:
Security Valuation – Securities are valued at market prices using the last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day.
In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service.
Debt securities may be valued at prices supplied by a fund’s pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics such as rating, interest rate and maturity. Shares of non-exchange traded open-end mutual funds are valued at net asset value
(“NAV”). Short-term investments that mature in sixty days or less may be valued at amortized cost.
Pursuant to Rule 2a-5 under the Investment Company Act, the Trust's Board of Trustees (the "Board") has designated the
Adviser, as defined in Note 3, as the Fund's valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the oversight of the Board and certain reporting and other requirements intended to provide the Board the information needed to oversee the Adviser's fair value determinations. The
Adviser is responsible for determining the fair value of investments for which market quotations are not readily available in accordance with policies and procedures that have been approved by the Board. Under these procedures, the Adviser convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value. The Board has approved the Adviser’s fair valuation procedures as a part of the Fund’s compliance program and will review any changes made to the procedures.
The Adviser provides fair valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Adviser performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.

Beck Mack + Oliver Partners Fund
NOTES TO FINANCIAL STATEMENTS
September 30, 2022
14
Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different
NAV than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical assets and liabilities.
Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term
U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities’ respective local market closes and the close of the U.S.
market.
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of September 30, 2022, for the Fund’s investments is included at the end of the Fund’s schedule of investments.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-
dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized to the next call date above par and discount is accreted to maturity using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Distributions to Shareholders – The Fund declares any dividends from net investment income and pays them annually.
Any net capital gains and net foreign currency gains realized by the Fund are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.
Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter
M of Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income

Beck Mack + Oliver Partners Fund
NOTES TO FINANCIAL STATEMENTS
September 30, 2022
15
and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund files a U.S. federal income and excise tax return as required. The Fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of
September 30, 2022, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
Redemption Fees – A shareholder who redeems or exchanges shares within 60 days of purchase will incur a redemption fee of 2.00% of the current NAV of shares redeemed or exchanged, subject to certain limitations. The fee is charged for the benefit of the remaining shareholders and will be paid to the Fund to help offset transaction costs. The fee is accounted for as an addition to paid-in capital. The Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to the imposition of the redemption fee. Redemption fees incurred for the Fund, if any, are reflected on the Statements of Changes in Net Assets.
Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. The Fund has determined that none of these arrangements requires disclosure on the Fund’s balance sheet.
Note 3. Fees and Expenses
Investment Adviser – Beck Mack + Oliver LLC (the “Adviser”) is the investment adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, payable monthly, from the Fund at an annual rate of
1.00% of the Fund’s average daily net assets.
Distribution – Foreside Fund Services, LLC (the “Distributor”), a wholly owned subsidiary of Foreside Financial Group,
LLC (doing business as ACA Group), acts as the agent of the Trust in connection with the continuous offering of shares of the Fund. The Fund does not have a distribution (12b-1) plan; accordingly, the Distributor does not receive compensation from the Fund for its distribution services. The Adviser compensates the Distributor directly for its services. The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings
LLC (d/b/a Apex Fund Services) (“Apex”) or their affiliates.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to the Fund. The fees related to these services are included in Fund services fees within the Statement of Operations.
Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Apex
Services Agreement, the Fund pays Apex customary fees for its services. Apex provides a Principal Executive Officer, a
Principal Financial Officer, a Chief Compliance Officer and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.

Beck Mack + Oliver Partners Fund
NOTES TO FINANCIAL STATEMENTS
September 30, 2022
16
Trustees and Officers – Each Independent Trustee’s annual retainer is $45,000 ($55,000 for the Chairman). The Audit
Committee Chairman receives an additional $2,000 annually. The Trustees and Chairman may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his or her duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.
Note 4. Expense Reimbursement and Fees Waived
The Adviser  has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating
Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses and extraordinary expenses ) to 1.00% , through July 31, 2023. During the period ended
September 30 , 2022, fees waived were $ 160 , 371 .
Note 5. Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments, during the period ended September 30, 2022 were $2,897,935 and $5,732,928 respectively.
Note 6. Federal Income Tax
As of September 30, 2022, the cost of investments for federal income tax purposes is substantially the same as for financial statement purposes and the components of net unrealized appreciation were as follows:
As of March 31, 2022, distributable earnings (accumulated loss) on a tax basis were as follows:
The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of
Assets and Liabilities are primarily due to partnerships, wash sales and return of capital on equity securities.
As of March 31, 2022, the Fund had $4, 607 , 580 of available short-term capital loss carryforwards and $ 3 , 54 8 , 863 of available long-term capital loss carryforwards that have no expiration date.
Gross Unrealized Appreciation $ 14,258,004
Gross Unrealized Depreciation (4,895,805)
Net Unrealized Appreciation $ 9,362,199
Undistributed Ordinary Income
$ 17,575
Capital and Other Losses
(8,156,443)
Unrealized Appreciation
22,090,210
Total
$ 13,951,342

Beck Mack + Oliver Partners Fund
NOTES TO FINANCIAL STATEMENTS
September 30, 2022
17
Note 7. Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and the Fund has had no such events. Management has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required.

Beck Mack + Oliver Partners Fund
ADDITIONAL INFORMATION
September 30, 2022
18
Liquidity Risk Management Program
The Fund has adopted and implemented a written liquidity risk management program, as required by Rule 22e-4 (the
“Liquidity Rule”) under the Investment Company Act of 1940, as amended. The liquidity risk management program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the
Fund’s investment strategy and the liquidity of the portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections and its cash holdings and access to other funding sources.
The Board approved the designation of the Trust’s Valuation Committee as the administrator of the liquidity risk management program (the “Program Administrator”). The Program Administrator is responsible for the administration and oversight of the program and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy, and effectiveness. The Program Administrator assessed the Fund’s liquidity risk profile based on information gathered for the period July 1, 2021 through June 30, 2022 in order to prepare a written report to the Board for review at its meeting held on September 15, 2022.
The Program Administrator’s written report stated that: (i) the Fund is able to meet redemptions in normal and reasonably foreseeable stressed conditions and without significant dilution of remaining shareholders’ interests in the Fund; (ii) the
Fund’s strategy is appropriate for an open-end mutual fund; (iii) the liquidity classification determinations regarding the Fund’s portfolio investments, which take into account a variety of factors and may incorporate analysis from one or more third-party data vendors, remained appropriate; (iv) the Fund did not approach the internal triggers set forth in the liquidity risk management program or the regulatory percentage limitation (15%) on holdings in illiquid investments; (v) it continues to be appropriate to not set a “highly liquid investment minimum” for the Fund because the Fund primarily holds
“highly liquid investments”; and (vi) the liquidity risk management program remains reasonably designed and adequately implemented to prevent violations of the Liquidity Rule. No significant liquidity events impacting the Fund or proposed changes to the Program were noted in the report.
Proxy Voting Information
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling (800) 943-6786 and on the U.S. Securities and Exchange Commission's ("SEC") website at www.sec.gov. The Fund’s proxy voting record for the most recent twelve-
month period ended June 30 is available, without charge and upon request, by calling (800) 943-6786 and on the SEC’s website at www.sec.gov.
Availability of Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on
Form N-PORT. Forms N-PORT are available free of charge on the SEC’s website at www.sec.gov.
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you

Beck Mack + Oliver Partners Fund
ADDITIONAL INFORMATION
September 30, 2022
19
understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from
April 1, 2022 through September 30, 2022.
Actual Expenses – The first line of the table below provides information about actual account values and actual expenses.
You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees and exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.
Beginning
Account Value
April 1, 2022
Ending
Account Value
September 30, 2022
Expenses
Paid During
Period*
Annualized
Expense
Ratio*
Actual $ 1,000.00 $ 774.90 $ 4.45 1.00%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,020.05 $ 5.06 1.00%
* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183) divided by 365 to reflect the half-year period.

FOR MORE INFORMATION
Investment Adviser
Beck Mack + Oliver LLC
565 Fifth Ave, 19th Floor
New York, NY 10017
www.beckmack.com
Transfer Agent
Apex Fund Services, LLC
P.O. Box 588
Portland, ME 04112
www.theapexgroup.com
Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
www.foreside.com
Beck Mack + Oliver Partners Fund
P.O. Box 588
Portland, ME 04112
(800) 943-6786
www.beckmack.com
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management, and other information.
229-SAR-0922

Payson Total
Return Fund
SEMI-ANNUAL REPORT // September 30, 2022
(Unaudited)

Payson Total Return Fund
Table of Contents
September 30, 2022
IMPORTANT INFORMATION
An investment in the Fund is subject to risk, including the possible loss of principal. Other Fund risks include equity risk, convertible securities risk, debt securities risk, technology sector risk, exchange-traded funds risk, interest rate risk, credit risk, inflation indexed security risk, U.S. government securities risk, value investment risk, mortgage-related and other asset-backed securities risk, and foreign investments risk. Foreign investing involves certain risks and increased volatility not associated with investing solely in the U.S., including currency fluctuations, economic or financial instability, lack of timely or reliable financial information or unfavorable political or legal developments. Mortgage-related and other asset-backed securities risks include extension risk and prepayment risk. In addition, the Fund invests in midcap companies, which pose greater risks than those associated with larger, more established companies. There is no assurance that the
Fund will achieve its investment objective.
Schedule of Investments 1
Statement of Assets and Liabilities 3
Statement of Operations 4
Statements of Changes in Net Assets 5
Financial Highlights 6
Notes to Financial Statements 7
Additional Information 12

Payson Total Return Fund
SCHEDULE OF INVESTMENTS
September 30, 2022
See Notes to Financial Statements.
1
The following is a summary of the inputs used to value the
Fund's investments as of September 30, 2022.
Shares Security Description Value
Common Stock - 90.7%
Consumer Discretionary - 7.8%
20,300 Amazon.com, Inc. (a) $ 2,293,900
77,295 DR Horton, Inc. 5,205,818
15,900 Polaris, Inc. 1,520,835
31,160 The Home Depot, Inc. 8,598,291
17,618,844
Consumer Staples - 11.1%
136,400 Bristol-Myers Squibb Co. 9,696,676
107,380 CVS Health Corp. 10,240,830
10,325 Thermo Fisher Scientific, Inc. 5,236,737
25,174,243
Energy - 4.1%
34,730 Chevron Corp. 4,989,659
34,000 Devon Energy Corp. 2,044,420
10,000 Pioneer Natural Resources Co. 2,165,300
9,199,379
Financials - 14.6%
25,870 American Express Co. 3,490,122
18,455 Aon PLC, Class A 4,943,541
35,785 Berkshire Hathaway, Inc.,
Class B (a) 9,555,311
20,000 JPMorgan Chase & Co. 2,090,000
20,510 Mastercard, Inc., Class A 5,831,813
40,725 Visa, Inc., Class A 7,234,796
33,145,583
Health Care - 15.5%
36,735 AbbVie, Inc. 4,930,205
17,975 Amgen, Inc. 4,051,565
8,625 Danaher Corp. 2,227,751
48,900 Johnson & Johnson 7,988,304
115,000 Pfizer, Inc. 5,032,400
21,730 UnitedHealth Group, Inc. 10,974,519
35,204,744
Industrials - 5.1%
26,600 AMETEK, Inc. 3,016,706
12,035 Honeywell International, Inc. 2,009,484
31,525 L3Harris Technologies, Inc. 6,551,841
11,578,031
Shares Security Description Value
Information Technology - 32.5%
11,220 Accenture PLC, Class A $ 2,886,906
112,800 Alphabet, Inc., Class A (a) 10,789,320
82,000 Apple, Inc. 11,332,400
24,560 Broadcom, Inc. 10,904,885
44,010 CDW Corp. 6,869,081
336,885 HP, Inc. 8,395,174
16,185 Lam Research Corp. 5,923,710
23,215 Microsoft Corp. 5,406,773
22,625 NVIDIA Corp. 2,746,449
11,600 NXP Semiconductors NV 1,711,116
42,760 Texas Instruments, Inc. 6,618,393
73,584,207
Total Common Stock (Cost $168,702,468) 205,505,031
Principal
Security
Description Rate Maturity Value
U.S. Government & Agency Obligations - 4.4%
U.S. Treasury Securities - 4.4%
$ 5,000,000 U.S.
Treasury
Bill (b) 2.52% 10/18/22 4,994,737
5,000,000 U.S.
Treasury
Bill (b) 3.07  12/15/22 4,971,517
9,966,254
Total U.S. Government & Agency Obligations
(Cost $9,962,369) 9,966,254
Investments, at value - 95.1%
(Cost $178,664,837) $ 215,471,285
Other Assets & Liabilities, Net - 4.9% 11,087,909
Net Assets - 100.0% $ 226,559,194
PLC Public Limited Company
(a)
Non-income producing security.
(b)
Zero coupon bond. Interest rate presented is yield to
maturity.

Payson Total Return Fund
SCHEDULE OF INVESTMENTS
September 30, 2022
See Notes to Financial Statements.
2
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
The Level 1 value displayed in this table is Common Stock. The
Level 2 value displayed in this table are U.S. Treasury Securities.
Refer to this Schedule of Investments for a further breakout of each security by industry.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 205,505,031
Level 2 - Other Significant Observable Inputs 9,966,254
Level 3 - Significant Unobservable Inputs –
Total $ 215,471,285
PORTFOLIO HOLDINGS
% of Total Investments
Consumer Discretionary 8.2%
Consumer Staples 11.7%
Energy 4.3%
Financials 15.4%
Health Care 16.3%
Industrials 5.4%
Information Technology 34.1%
U.S. Government & Agency Obligations 4.6%
100.0%

Payson Total Return Fund
Statement of Assets and Liabilities
September 30, 2022
See Notes to Financial Statements.
3
ASSETS
Investments, at value (Cost $178,664,837) $ 215,471,285
Cash 12,515,708
Receivables:
Fund shares sold 14,455
Dividends and interest 159,528
Prepaid expenses 20,499
Total Assets
228,181,475
LIABILITIES
Payables:
Investment securities purchased 1,169,037
Fund shares redeemed 95,904
Distributions payable 183,921
Accrued Liabilities:
Investment adviser fees 118,815
Trustees’ fees and expenses 21
Fund services fees 22,257
Other expenses 32,326
Total Liabilities
1,622,281
NET ASSETS
$ 226,559,194
COMPONENTS OF NET ASSETS
Paid-in capital $ 187,737,017
Distributable earnings 38,822,177
NET ASSETS
$ 226,559,194
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED) 10,134,316
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE $ 22.36

Payson Total Return Fund
Statement of Operations
FOR THE SIX MONTHS ENDED SEPTMEBER 30, 2022
See Notes to Financial Statements.
4
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $5,016) $ 2,092,626
Interest income 67,546
Total Investment Income
2,160,172
EXPENSES
Investment adviser fees 707,327
Fund services fees 161,538
Custodian fees 11,776
Registration fees 13,014
Professional fees 22,966
Trustees' fees and expenses 4,822
Other expenses 32,910
Total Expenses 954,353
NET INVESTMENT INCOME
1,205,819
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investments 603,639
Net change in unrealized appreciation (depreciation) on investments
(47,533,836)
NET REALIZED AND UNREALIZED LOSS
(46,930,197)
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ (45,724,378)

Payson Total Return Fund
Statements of Changes in Net Assets
See Notes to Financial Statements.
5
For the Six
Months
Ended
September 30,
2022
For the Year
Ended
March 31, 2022
OPERATIONS
Net investment income $ 1,205,819 $ 1,146,865
Net realized gain 603,639 8,833,278
Net change in unrealized appreciation (depreciation) (47,533,836) 19,050,642
Increase (Decrease) in Net Assets Resulting from Operations
(45,724,378) 29,030,785
DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
(1,205,839) (27,030,027)
CAPITAL SHARE TRANSACTIONS
Sale of shares 59,503,061 106,438,422
Reinvestment of distributions 791,634 25,286,406
Redemption of shares
(9,149,505) (82,204,939)
Increase in Net Assets from Capital Share Transactions
51,145,190 49,519,889
Increase in Net Assets
4,214,973 51,520,647
NET ASSETS
Beginning of Period
222,344,221 170,823,574
End of Period
$ 226,559,194 $ 222,344,221
SHARE TRANSACTIONS
Sale of shares 2,383,231 3,737,849
Reinvestment of distributions 34,358 907,730
Redemption of shares
(369,691) (2,839,986)
Increase in Shares
2,047,898 1,805,593

Payson Total Return Fund
Financial Highlights
See Notes to Financial Statements.
6
These financial highlights reflect selected data for a share outstanding throughout each period .
For the Six
Months
Ended
September
30, 2022
For the Years Ended March 31,
2022 2021 2020 2019 2018
NET ASSET VALUE,
Beginning of Period
$ 27.50 $ 27.20 $ 18.17 $ 19.37 $ 17.76 $ 16.14
INVESTMENT OPERATIONS
Net investment income (a) 0.13 0.14 0.17 0.15 0.13 0.14
Net realized and
unrealized gain (loss)
(5.15) 3.92 10.75 (1.20) 1.61 2.33
Total from Investment
Operations
(5.02) 4.06 10.92 (1.05) 1.74 2.47
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income (0.12) (0.14) (0.17) (0.15) (0.13) (0.12)
Net realized gain
– (3.62) (1.72) – – (0.73)
Total Distributions to
Shareholders
(0.12) (3.76) (1.89) (0.15) (0.13) (0.85)
NET ASSET VALUE, End of
Period
$ 22.36 $ 27.50 $ 27.20 $ 18.17 $ 19.37 $ 17.76
TOTAL RETURN
(18.30)%(b) 14.82% 61.37% (5.48)% 9.83% 15.39%
RATIOS/SUPPLEMENTARY
DATA
Net Assets at End of Period
(000s omitted) $ 226,559 $ 222,344 $ 170,824 $ 104,475 $ 108,910 $ 95,489
Ratios to Average Net
Assets:
Net investment income 1.02%(c) 0.50% 0.72% 0.74% 0.71% 0.82%
Net expenses 0.81%(c) 0.82% 0.85% 0.86% 0.89% 0.94%
PORTFOLIO TURNOVER
RATE 25%(b) 87% 64% 25% 27% 38%
(a) Calculated based on average shares outstanding during each period.
(b) Not annualized.
(c) Annualized.

Payson Total Return Fund
Notes to Financial Statements
September 30, 2022
7
Note 1. Organization
The Payson Total Return Fund (the “Fund”) is a diversified portfolio of Forum Funds (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the “Act”). Under its Trust Instrument, the Trust is
authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value. The
Fund commenced operations on November 25, 1991. The Fund seeks a combination of high current income and capital appreciation.
Note 2. Summary of Significant Accounting Policies
The Fund is an investment company and follows accounting and reporting guidance under Financial
Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment
Companies.” These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:
Security Valuation – Securities are valued at market prices using the last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service.
Pursuant to Rule 2a-5 under the Investment Company Act, the Trust's Board of Trustees (the "Board") has
designated the Adviser, as defined in Note 4, as the Fund's valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the oversight of the Board and certain reporting and other requirements intended to provide the Board the information needed to oversee the Adviser's fair value determinations. The Adviser is responsible for determining the fair value of investments for which market quotations are not readily available in accordance with policies and procedures that have been approved by the Board. Under these procedures, the Adviser convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value. The Board has approved the Adviser’s fair valuation procedures as a part of the Fund’s compliance program and will review any changes made to the procedures.
The Adviser provides fair valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair

Payson Total Return Fund
Notes to Financial Statements
September 30, 2022
8
value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Adviser performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.
Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different net asset value (“NAV”) than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical assets and liabilities.
Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level
2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities’ respective local market closes and the close of the U.S. market.
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of September 30, 2022, for the Fund’s investments is included at the end of the Fund’s Schedule of Investments.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Non-cash dividend income is recorded at the fair market value of the securities received. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis.
Premium is amortized to the next call date above par and discount is accreted to maturity using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.

Payson Total Return Fund
Notes to Financial Statements
September 30, 2022
9
Distributions to Shareholders – Distributions to shareholders of net investment income, if any, are declared and paid quarterly. Distributions to shareholders of net capital gains and net foreign currency gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.
Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.
Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund files a
U.S. federal income and excise tax return as required. The Fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of
September 30, 2022, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. The Fund has determined that none of these arrangements requires disclosure on the
Fund’s balance sheet.
Note 3. Cash – Concentration in Uninsured Account
For cash management purposes, the Fund may concentrate cash with the Fund’s custodian. This typically results in cash balances exceeding the Federal Deposit Insurance Corporation (“FDIC”) insurance limits. As of September 30, 2022, the Fund had $12,265,708 at U.S. Bank, N.A. that exceeded the FDIC insurance limit.
Note 4. Fees and Expenses
Investment Adviser – H.M. Payson & Co. (the “Adviser”) is the investment adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, payable monthly, from the Fund at an annual rate of 0.60% of the Fund’s average daily net assets.

Payson Total Return Fund
Notes to Financial Statements
September 30, 2022
10
Distribution – Foreside Fund Services, LLC (the “Distributor”), a wholly owned subsidiary of Foreside
Financial Group, LLC (doing business as ACA Group), acts as the agent of the Trust in connection with the continuous offering of shares of the Fund. The Fund does not have a distribution (12b-1) plan; accordingly, the Distributor does not receive compensation from the Fund for its distribution services. The Adviser compensates the Distributor directly for its services. The Distributor is not affiliated with the Adviser or
Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings LLC (d/b/a Apex Fund
Services) (“Apex”) or their affiliates.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to the Fund. The fees related to these services are included in Fund services fees within the
Statement of Operations. Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Apex Services Agreement, the Fund pays Apex customary fees for its services. Apex provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance
Officer and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.
Trustees and Officers – Each Independent Trustee’s annual retainer is $45,000 ($55,000 for the Chairman).
The Audit Committee Chairman receives an additional $2,000 annually. The Trustees and Chairman may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-
of-pocket expenses incurred in connection with his or her duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.
Note 5. Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments, during the period ended September 30, 2022 were $87,941,003 and $57,011,564, respectively.
Note 6. Federal Income Tax
As of September 30, 2022, the cost of investments for federal income tax purposes is substantially the same as for financial statement purposes and the components of net unrealized appreciation were as follows:
Gross Unrealized Appreciation
$ 40,924,592
Gross Unrealized Depreciation
(4,118,144)
Net Unrealized Appreciation
$ 36,806,448

Payson Total Return Fund
Notes to Financial Statements
September 30, 2022
11
As of March 31, 2022 , distributable earnings (accumulated loss) on a tax basis were as follows:
The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to treatment of distributions payable.
For tax purposes, the prior year post-October loss was $ 1,783,634 for the Fund (realized during the period
November 1, 2021 through March 31, 2022). This loss was recognized for tax purposes the first business day of the Fund’s current fiscal year, April 1, 2022.
Note 7. Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and the Fund has had no such events. Management has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required.
Undistributed Ordinary Income
$ 170,051
Undistributed Long-Term Gain
3,195,763
Capital and Other Losses
(1,783,634)
Unrealized Appreciation
84,340,284
Other Temporary Differences
(170,070)
Total
$ 85,752,394

Payson Total Return Fund
Additional Information
September 30, 2022
12
Investment Advisory Agreement Approval
At the June 9, 2022 Board meeting, the Board, including the Independent Trustees, considered the approval of the continuance of the investment advisory agreement between the Adviser and the Trust pertaining to the Fund (the “Advisory Agreement”). In preparation for its deliberations, the Board requested and reviewed written responses from the Adviser to a due diligence questionnaire circulated on the Board's behalf concerning the services provided by the Adviser. The Board also discussed the materials with Fund counsel and, as necessary, with the Trust's administrator. During its deliberations, the Board received an oral presentation from the Adviser, and was advised by Trustee counsel.
At the meeting, the Board reviewed, among other matters: (1) the nature, extent and quality of the services provided to the Fund by the Adviser, including information on the investment performance of the Fund and the Adviser; (2) the costs of the services provided and profitability to the Adviser of its relationship with the Fund; (3) the advisory fee and total expense ratio of the Fund as compared to those of a relevant peer group of funds; (4) the extent to which economies of scale may be realized as the Fund grows and whether the advisory fee enables the Fund's investors to share in the benefits of economies of scale; and (5) other benefits received by the Adviser from its relationship with the Fund. In addition, the Board recognized that the evaluation process with respect to the Adviser was an ongoing one and, in this regard, the Board considered information provided by the Adviser at regularly scheduled meetings during the past year.
Nature, Extent and Quality of Services
Based on written materials received, a presentation from senior representatives of the Adviser and a discussion with the Adviser about the Adviser’s personnel, operations and financial condition, the Board considered the quality of services provided by the Adviser under the Advisory Agreement. In this regard, the Board considered information regarding the experience, qualifications and professional background of the portfolio managers and other personnel at the Adviser with principal responsibility for the Fund, as well as the investment philosophy and decision-making process of the Adviser and the capability and integrity of the Adviser’s senior management and staff.
The Board considered also the adequacy of the Adviser’s resources. The Board noted the Adviser’s representations that the firm is in stable financial condition and has the operational capability, the staffing and experience, and the financial strength necessary to continue providing high-quality investment advisory services to the Fund. Based on the presentation and the materials provided by the Adviser in connection with the Board’s consideration of the renewal of the Advisory Agreement, among other relevant factors, the
Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided to the
Fund under the Advisory Agreement.

Payson Total Return Fund
Additional Information
September 30, 2022
13
Performance
In connection with a presentation by the Adviser regarding its approach to managing the Fund, the Board reviewed the performance of the Fund as compared to its primary benchmark index. The Board observed that the Fund underperformed its primary benchmark index, the S&P 500 Index, for the one- and 10-year periods ended March 31, 2022 and for the period since the Payson Fund’s inception on November 25, 1991, and outperformed the benchmark for the three- and five-year periods ended March 31, 2022. The Board also considered the Fund’s performance relative to an independent peer group of funds identified by Strategic
Insight, Inc. (“Strategic Insight”) as having characteristics similar to those of the Fund. The Board observed that, based on the information provided by Strategic Insight, the Fund outperformed the average of its
Strategic Insight peers for the one-, three-, and five-year periods ended March 31, 2022, and underperformed the average of the Strategic Insight peers for the 10-year period ended March 31, 2022. The Board noted the
Adviser’s representation that the Fund’s recent relative outperformance versus peers could be attributed, at least in part, to the Adviser’s stock selection process. In consideration of the Adviser’s investment style and the foregoing performance information, among other considerations, the Board determined that the Fund and its shareholders could benefit from the Adviser’s continued management of the Fund.
Compensation
The Board evaluated the Adviser’s compensation for providing advisory services to the Fund and analyzed comparative information on the actual advisory fee rate and actual total expenses of the Fund as compared to its Strategic Insight peer group. The Board observed that the Fund’s actual advisory fee rate and actual total expense ratio were each lower than the median of its Strategic Insight peers. Based on the foregoing and other applicable considerations, the Board concluded that the advisory fee rate charged to the Fund was reasonable.
Cost of Services and Profitability
The Board evaluated information provided by the Adviser regarding the costs of services and its profitability with respect to the Fund. In this regard, the Board considered the Adviser’s resources devoted to the Fund, as well as the information provided by the Adviser regarding the costs and profitability of its Fund activities.
The Board noted the Adviser’s representation that it does not assess the profitability of its relationship with the Fund separate and apart from that of the adviser as a whole, though administrative and compliance costs attributable to the Fund were believed to have increased in recent years relative to the Adviser’s other advisory clients. Based on these and other applicable considerations, the Board concluded that the
Adviser’s profitability attributable to management of the Fund was reasonable.
Economies of Scale
The Board evaluated whether the Fund would benefit from any economies of scale. In this respect, the
Board considered the Fund’s fee structure, asset size, and net expense ratio. The Board also considered the

Payson Total Return Fund
Additional Information
September 30, 2022
14
Adviser’s representation that the Fund could potentially benefit from economies of scale if its assets were to increase but that, in light of the Fund’s current asset levels, the Adviser was not proposing breakpoints in the advisory fee at this time. Based on the foregoing information and other applicable factors, and in light of the relatively stable asset levels in the Fund, the Board concluded that the asset level of the Fund was not consistent with the existence of economies of scale and that the advisory fee remained reasonable in light of the current information provided to the Board with respect to economies of scale.
Other Benefits
The Board noted the Adviser’s representation that, aside from its contractual advisory fees, it does not benefit in a material way from its relationship with the Fund. Based on the foregoing representation, the
Board concluded that other benefits received by the Adviser from its relationship with the Fund were not a material factor to consider in approving the Advisory Agreement.
Conclusion
The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed a memorandum from Fund counsel discussing the legal standards applicable to its consideration of the Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, and its consideration of information received throughout the year from the Adviser, the Board determined, in the exercise of its reasonable business judgment, that the advisory arrangement, as outlined in the Advisory Agreement, was fair and reasonable in light of the services performed or to be performed, expenses incurred or to be incurred and such other matters as the Board considered relevant.
Liquidity Risk Management Program
The Fund has adopted and implemented a written liquidity risk management program, as required by
Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940, as amended. The liquidity risk management program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of the portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections and its cash holdings and access to other funding sources.
The Board approved the designation of the Trust’s Valuation Committee as the administrator of the liquidity risk management program (the “Program Administrator”). The Program Administrator is responsible for the administration and oversight of the program and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy, and effectiveness. The Program
Administrator assessed the Fund’s liquidity risk profile based on information gathered for the period July 1,
2021 through June 30, 2022 in order to prepare a written report to the Board for review at its meeting held on September 15, 2022.

Payson Total Return Fund
Additional Information
September 30, 2022
15
The Program Administrator’s written report stated that: (i) the Fund is able to meet redemptions in normal and reasonably foreseeable stressed conditions and without significant dilution of remaining shareholders’
interests in the Fund; (ii) the Fund’s strategy is appropriate for an open-end mutual fund; (iii) the liquidity classification determinations regarding the Fund’s portfolio investments, which take into account a variety of factors and may incorporate analysis from one or more third-party data vendors, remained appropriate;
(iv) the Fund did not approach the internal triggers set forth in the liquidity risk management program or the regulatory percentage limitation (15%) on holdings in illiquid investments; (v) it continues to be appropriate to not set a “highly liquid investment minimum” for the Fund because the Fund primarily holds “highly liquid investments”; and (vi) the liquidity risk management program remains reasonably designed and adequately implemented to prevent violations of the Liquidity Rule. No significant liquidity events impacting the Fund or proposed changes to the Program were noted in the report.
Proxy Voting Information
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling (800) 805-
8258 and on the SEC website at www.sec.gov. The Fund’s proxy voting record for the most recent twelve-
month period ended June 30 is available, without charge and upon request, by calling (800) 805-8258 and on the SEC’s website at www.sec.gov.
Availability of Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available free of charge on the SEC’s website at
www.sec.gov.
Shareholder Expense Example
As a shareholder of the Fund , you incur ongoing costs, including management fees and other Fund expenses.
This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2022 through September 30, 2022.
Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an
$8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under

Payson Total Return Fund
Additional Information
September 30, 2022
16
the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.
Beginning
Account Value
April 1, 2022
Ending
Account Value
September 30, 2022
Expenses
Paid During
Period*
Annualized
Expense
Ratio*
Actual $ 1,000.00 $ 816.96 $ 3.69 0.81%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,021.01 $ 4.10 0.81%
* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183) divided by 365 to reflect the half-year period.

800 805 8258 // hmpayson.com
FOR MORE INFORMATION
Payson Total Return Fund
P.O. Box 588
Portland, Maine 04112
(800) 805-8258 (toll free)
www.hmpayson.com
Transfer Agent
Apex Fund Services
P.O. Box 588
Portland, Maine 04112
www.apexgroup.com
Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com
Investment Company Act File No. 811-03023
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management, and other information.
800 805 8258 // hmpayson.com
230-SAR-0922

Merk Hard Currency Fund
®
Investor Shares (MERKX)
Institutional Shares (MHCIX)
Semi Annual Report
(Unaudited)
September 30, 2022

2
See Notes to Financial Statements.
MERK HARD CURRENCY FUND
SCHEDULE OF INVESTMENTS
September 30, 2022
Principal Security Description Currency Rate Maturity Value in USD
Foreign Bonds - 66.7%
(a)
Non-U.S. Government - Australia - 12.6%
$ 7,600,000 Australia Government Bond AUD 5.500% 04/21/23 $ 4,922,072
Non-U.S. Government - Austria - 5.0%
2,000,000 Republic of Austria Government Bond
(b)(c)
EUR (0.470) 04/20/23 1,947,274
Non-U.S. Government - New Zealand - 6.0%
4,200,000 New Zealand Government Bond NZD 5.500 04/15/23 2,368,517
Non-U.S. Government Agency - Germany - 4.6%
10,000,000 Kreditanstalt fuer Wiederaufbau NOK 1.670 05/24/23 908,668
10,000,000 Kreditanstalt fuer Wiederaufbau , EMTN NOK 1.625 04/03/24 894,678
1,803,346
Non-U.S. Government Agency - Sweden - 11.2%
49,000,000 Kommuninvest I Sverige AB, MTN SEK 0.750 02/22/23 4,393,976
Regional Agencies - Australia - 4.4%
1,700,000 Treasury Corp. of Victoria AUD 6.000 10/17/22 1,088,627
1,000,000 Treasury Corp. of Victoria AUD 1.000 11/20/23 621,199
1,709,826
Regional Authority - Australia - 2.8%
1,700,000 New South Wales Treasury Corp. AUD 4.000 04/20/23 1,092,031
Regional Authority - Canada - 15.4%
2,400,000 Province of Alberta Canada CAD 2.650 09/01/23 1,715,348
2,500,000 Province of British Columbia Canada CAD 2.700 12/18/22 1,806,675
1,000,000 Province of Manitoba Canada CAD 2.550 06/02/23 717,067
2,500,000 Province of Saskatchewan Canada CAD 3.200 06/03/24 1,786,513
6,025,603
Supranational Bank - Luxembourg - 4.7%
1,900,000 European Financial Stability Facility, EMTN EUR 1.875 05/23/23 1,864,143
Total Foreign Bonds (Cost $29,207,059) 26,126,788
Foreign Treasury Securities - 15.2%
(a)
Non-U.S. Government - Canada - 4.6%
2,500,000 Canadian Treasury Bill
(c)
CAD 3.322 11/24/22 1,800,720
Non-U.S. Government - Norway - 10.6%
46,000,000 Norway Treasury Bill
(b) (c)
NOK 3.074 06/21/23 4,139,21 5
Total Foreign Treasury Securities (Cost $6,278,946) 5,939,93 5
U.S. Government & Agency Obligations - 4.3%
(a)
U.S. Treasury Securities - 4.3%
1,700,000 U.S. Treasury Bill
(d)
(Cost $1,697,904) USD 2.350 10/20/22 1,697,954
Shares Security Description Currency Rate Value in USD
Money Market Fund - 12.3%
4,827,495
Morgan Stanley Institutional Liquidity Funds Treasury
Securities Portfolio, Institutional Class
(e)
(Cost $4,827,495) USD 2.562 4,827,495
Investments, at value - 98.5% (Cost $42,011,404) $ 38,592,17 2
Foreign Currencies – 1.4% (Cost $576,182) 558,422
Net Unrealized Gain/Loss on Forward Currency Contracts – (0.3)% (101,133)
Other Assets & Liabilities, Net – 0.4% 139,0 20
NET ASSETS – 100.0%
$ 39,188,481
EMTN European Medium Term Note
MTN Medium Term Note
(a) All or a portion of these securities are segregated to cover outstanding forward currency contract exposure.
(b) Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to
$6,086,490 or 15.5% of net assets.
(c) Rate presented is yield to maturity.
(d) Zero coupon bond. Interest rate presented is yield to maturity.
(e) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2022.

3
See Notes to Financial Statements.
Affiliated investments are investments that are managed by the Adviser. At the period end, the Merk Hard Currency Fund did not have any affiliated investments.
Transactions during the period with affiliates were as follows:
As of September 30, 2022, the Fund had the following forward currency contracts outstanding:
The following is a summary of the inputs used to value the Fund's investments and other financial instruments and liabilities as of September 30, 2022.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to
Financial Statements.
Exchange Traded Product
VanEck Merk Gold
Trust ETF
**
Balance
3/31/2022
Gross
Additions
Gross
Reductions
Change in
Unrealized
Depreciation
Balance
9/30/2022
Realized
Gain/(Loss) Investment Income
Shares/
Principal
21,300
– (21,300) –
–
Cost $ 227,271 $ – $ (227,271) $ – $ – $ 116,717 $ –
Value 401,079 – (343,988) (173,808) –
Counterparty Contracts to Purchase/(Sell)
Settlement
Date Settlement Value
Net Unrealized
Appreciation
(Depreciation)
BNY Mellon Capital Markets, LLC 900,000 British Pound Sterling 10/05/22 $ 1,021,479 $ (16,472)
3,550,000 Euro 10/05/22 3,520,457 (40,042)
RBC Capital Markets, LLC (900,000) British Pound Sterling 10/05/22 (960,836) (44,172)
(1,300,000) Euro 10/05/22 (1,267,248) (7,270)
4,200,000 Euro 10/05/22 4,110,851 6,823
$ (101,133)
Level 1 Level 2 Level 3 Total
Assets
Investments at Value
Foreign Bonds $ – $ 26,126,788 $ – $ 26,126,788
Foreign Treasury Securities – 5,939,93 5 – 5,939,93 5
U.S. Government & Agency Obligations – 1,697,954 – 1,697,954
Money Market Fund – 4,827,495 – 4,827,495
Investments, at value $ – $ 38,592,17 2 $ – $ 38,592,17 2
Other Financial Instruments
*
Forward Currency Contracts
– 6,823 – 6,823
Total Assets
$ – $ 38,598,996 $ – $ 38,598,996
Liabilities
Other Financial Instruments
*
Forward Currency Contracts
$ – $ (107,956) $ – $ (107,956)
Total Liabilities
$ – $ (107,956) $ – $ (107,956)
*
Other Financial Instruments are derivatives not reflected in the Schedule of Investments, such as forward currency contracts, which are valued at the unrealized appreciation (depreciation) at period end.
PORTFOLIO HOLDINGS
% of Total Net Assets
Foreign Bonds 66.7%
Foreign Treasury Securities 15.2%
U.S. Government & Agency Obligations 4.3%
Money Market Fund 12.3%
Foreign Currencies 1.4%
Net Unrealized Gain/Loss on Forward Currency Contracts (0.3)%
Other Assets & Liabilities, Net 0.4%
100.0%

4
See Notes to Financial Statements.
MERK HARD CURRENCY
FUND
ASSETS
Total Investments, at value (Cost $42,011,404, respectively) $ 38,592,172
Foreign currency (Cost $576,182, respectively) 558,422
Receivables:
Fund shares sold 62
Dividends and interest 315,821
Unrealized gain on forward currency contracts 6,823
Total Assets
39,473,300
LIABILITIES
Unrealized loss on forward currency contracts 107,956
Payables:
Fund shares redeemed 153,406
Accrued Liabilities:
Investment adviser fees 14,491
Distribution fees 7,261
Other expenses 1,705
Total Liabilities
284,819
NET ASSETS
$ 39,188,481
COMPONENTS OF NET ASSETS
Paid-in capital $ 56,291,767
Distributable earnings
(17,103,286)
NET ASSETS
$ 39,188,481
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)
Investor Shares 4,388,174
Institutional Shares 760,307
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Investor Shares (based on net assets of $33,297,877, respectively)
$ 7.59
Institutional Shares (based on net assets of $5,890,604, respectively)
$ 7.75
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2022

5
See Notes to Financial Statements.
INVESTMENT INCOME
Dividend income $ 6,517
Interest income (Net of foreign withholding taxes of $8,448, respectively) 437,765
Net amortization expense
(266,539)
Total Investment Income
177,743
EXPENSES
Investment adviser fees 229,633
Non 12b-1 shareholder servicing fees:
Investor Shares 9,566
Institutional Shares 1,916
Distribution fees:
Investor Shares 47,826
Interest expense 636
Total Expenses 289,577
Fees waived
(775)
Net Expenses
288,802
NET INVESTMENT LOSS
(111,059)
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments in unaffiliated issuers
(3,630,645)
Investments in affiliated issuers
116,717
Foreign currency transactions
(118,992)
Forward currency contracts
(4 98,294 )
Net realized loss
(4,131,214)
Net change in unrealized depreciation on:
Investments in unaffiliated issuers
(2,830,175)
Investments in affiliated issuers
(173,808)
Foward currency contracts
(32,509)
Foreign currency translations
(75,159)
Net change in unrealized appreciation (depreciation)
(3,111,651)
NET REALIZED AND UNREALIZED LOSS
(7,242,865)
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ (7,353,924)
STATEMENT OF OPERATIONS
SIX MONTHS ENDED SEPTEMBER 30, 2022

6
See Notes to Financial Statements.
MERK HARD CURRENCY FUND
For the Six Months
Ended
September 30, 2022
For the Year
Ended
March 31, 2022
OPERATIONS
Net investment loss $ (111,059) $ (686,094)
Net realized loss (4,131,214) (66,073)
Net change in unrealized appreciation (depreciation)
(3,111,651) (1,628,452)
Decrease in Net Assets Resulting from Operations
(7,353,924) (2,380,619)
DISTRIBUTIONS TO SHAREHOLDERS
Investor Shares – (1,060,948)
Institutional Shares – (238,664)
CAPITAL SHARE TRANSACTIONS
Sale of shares:
Investor Shares 1,669,823 4,678,703
Institutional Shares 638,313 2,262,622
Reinvestment of distributions:
Investor Shares – 1,028,190
Institutional Shares – 231,220
Redemption of shares:
Investor Shares
(4,216,969) (9,747,347)
Institutional Shares
(2,616,030) (2,197,154)
Decrease in Net Assets from Capital Share Transactions
(4,524,863) (3,743,766)
Decrease in Net Assets
(11,878,787) (7,423,997)
NET ASSETS
Beginning of Period
51,067,268 58,491,265
End of Period
$ 39,188,481 $ 51,067,268
SHARE TRANSACTIONS
Sale of shares:
Investor Shares 198,682 506,949
Institutional Shares 74,652 234,535
Reinvestment of distributions:
Investor Shares – 114,882
Institutional Shares – 25,353
Redemption of shares:
Investor Shares
(514,858) (1,054,193)
Institutional Shares
(315,123) (231,797)
Decrease in Shares
(556,647) (404,271)
STATEMENTS OF CHANGES IN NET ASSETS

7
See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each period .
For the Six
Months Ended
September 30,
2022
For the Years Ended March 31,
2022 2021 2020 2019 2018
INVESTOR SHARES
NET ASSET VALUE, Beginning of Period
$ 8.92 $ 9.55 $ 8.52 $ 9.10 $ 10.06 $ 9.27
INVESTMENT OPERATIONS
Net investment income (loss) (a) (0.02) (0.12) (0.10) (0.05) (0.08) (0.12)
Net realized and unrealized gain (loss)
(1.31) (0.29) 1.13 (0.53) (0.80) 1.00
Total from Investment Operations
(1.33) (0.41) 1.03 (0.58) (0.88) 0.88
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income
– (0.22) – – (0.08) (0.09)
NET ASSET VALUE, End of Period
$ 7.59 $ 8.92 $ 9.55 $ 8.52 $ 9.10 $ 10.06
TOTAL RETURN
(14.91)%(b) (4.27)% 12.09% (6.37)% (8.73)% 9.54%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted) $33,298 $41,964 $49,033 $49,712 $64,575 $85,874
Ratios to Average Net Assets:
Net investment income (loss) (0.52)%(c) (1.28)% (1.08)% (0.57)% (0.88)% (1.21)%
Net expenses 1.30%(c) 1.31% 1.31% 1.34% 1.35% 1.27%
Interest expenses –%(c) 0.02% 0.03% 0.06% 0.08% –%
Net expenses without interest expenses 1.30%(c) 1.29% 1.28% 1.28% 1.27% 1.27%
Gross expenses 1.30%(c) 1.32%(d) 1.33%(d) 1.36%(d) 1.38%(d) 1.30%(d)
PORTFOLIO TURNOVER RATE (e) 30%(b) 68% 107% 53% 65% 35%
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Period
$ 9.10 $ 9.72 $ 8.65 $ 9.23 $ 10.18 $ 9.38
INVESTMENT OPERATIONS
Net investment income (loss) (a) (0.01) (0.10) (0.08) (0.03) (0.06) (0.10)
Net realized and unrealized gain (loss)
(1.34) (0.28) 1.14 (0.54) (0.80) 1.02
Total from Investment Operations
(1.35) (0.38) 1.06 (0.57) (0.86) 0.92
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income
– (0.24) – – (0.09) (0.12)
NET ASSET VALUE, End of Period
$ 7.75 $ 9.10 $ 9.72 $ 8.66 $ 9.23 $ 10.18
TOTAL RETURN
(14.84)%(b) (3.90)% 12.24% (6.18)% (8.47)% 9.82%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted) $5,891 $9,103 $9,458 $13,551 $16,462 $22,624
Ratios to Average Net Assets:
Net investment income (loss) (0.31)%(c) (1.03)% 2.26% (0.31)% (0.64)% (0.95)%
Net expenses 1.05%(c) 1.06% 1.06% 1.09% 1.10% 1.02%
Interest expenses –%(c) 0.02% 0.03% 0.06% 0.08% –%
Net expenses without interest expenses 1.05%(c) 1.04% 1.03% 1.03% 1.02% 1.02%
Gross expenses 1.05%(c) 1.07%(d) 1.08%(d) 1.11%(d) 1.13%(d) 1.05%(d)
PORTFOLIO TURNOVER RATE (e) 30%(b) 68% 107% 53% 65% 35%
(a) Calculated based on average shares outstanding during each period.
(b) Not annualized.
(c) Annualized.
(d) Reflects the expense ratio excluding any waivers and/or reimbursements.
(e) The portfolio turnover rate is calculated without regard to any securities whose maturities or expiration dates at the time of acquisition were one year or less.
Financial Highlights

8
8
Note 1. Organization
The Merk Hard Currency Fund (the “Fund”) is a non-diversified portfolio of Forum Funds (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the
“Act”). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value. The Fund currently offers two classes of shares: Investor Shares and Institutional Shares. The Fund seeks to profit from a rise in hard currencies relative to the U.S. dollar. The Fund’s Investor Shares and Institutional Shares commenced operations on May 10, 2005 and April 1, 2010, respectively.
Note 2. Summary of Significant Accounting Policies
The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board
Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:
Security Valuation – Securities are valued at market prices using the last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service. Debt securities may be valued at prices supplied by a fund’s pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics such as rating, interest rate and maturity. Futures contracts are valued at the day’s settlement price on the exchange where the contract is traded. Forward currency contracts are generally valued based on interpolation of forward curve data points obtained from major banking institutions that deal in foreign currencies and currency dealers.
Shares of non-exchange traded open-end mutual funds are valued at net asset value (“NAV”). Short-term investments that mature in sixty days or less may be valued at amortized cost.
Pursuant to Rule 2a-5 under the Investment Company Act, the Trust's Board of Trustees (the "Board") has designated the Adviser, as defined in Note 3, as the Fund's valuation designee to perform any fair value determinations for securities and other assets held by the
Fund. The Adviser is subject to the oversight of the Board and certain reporting and other requirements intended to provide the Board the information needed to oversee the Adviser's fair value determinations. The Adviser is responsible for determining the fair value of investments for which market quotations are not readily available in accordance with policies and procedures that have been approved by the Board. Under these procedures, the Adviser convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value. The Board has approved the Adviser’s fair valuation procedures as a part of the Fund’s compliance program and will review any changes made to the procedures.
The Adviser provides fair valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information.
Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Adviser performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.
Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical assets and liabilities.
Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which
NOTES TO FINANCIAL STATEMENTS
September 30, 2022

9
approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as
Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities’ respective local market closes and the close of the U.S. market.
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of September 30, 2022, for the Fund’s investments is included at the end of the Fund’s Schedule of Investments.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized to the next call date above par and discount is accreted to maturity using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Foreign Currency Translations – Foreign currency amounts are translated into U.S. dollars as follows: (1) assets and liabilities at the rate of exchange at the end of the respective period; and (2) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Foreign Currency Transactions – The Fund may enter into transactions to purchase or sell foreign currency contracts and options on foreign currency. Forward currency contracts are agreements to exchange one currency for another at a future date and at a specified price.
A fund may use forward currency contracts to facilitate transactions in foreign securities, to manage a fund’s foreign currency exposure and to protect the U.S. dollar value of its underlying portfolio securities against the effect of possible adverse movements in foreign exchange rates. These contracts are intrinsically valued daily based on forward rates, and a fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is recorded as a component of NAV. These instruments involve market risk, credit risk, or both kinds of risks, in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Due to the risks associated with these transactions, a fund could incur losses up to the entire contract amount, which may exceed the net unrealized value included in its NAV.
The values of each individual forward currency contract outstanding as of September 30, 2022, are disclosed in the Fund’s Schedule of
Investments.
Futures Contracts – The Fund may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum “initial margin” requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the fund as unrealized gains or losses. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and value at the time it was closed. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities.
Distributions to Shareholders – Distributions to shareholders of net investment income, if any, are declared and paid quarterly.
Distributions to shareholders of net capital gains and foreign currency gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.
Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of Chapter
1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of its taxable income to shareholders. In

10
addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund files a U.S. federal income and excise tax return as required. The Fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of September 30, 2022, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
The Fund's class-specific expenses are charged to the operations of that class of shares. Income and expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on the class’ respective net assets to the total net assets of the Fund.
Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. The Fund has determined that none of these arrangements requires disclosure on the Fund’s balance sheet.
Note 3. Fees and Expenses
Investment Adviser – Merk Investments LLC (the “Adviser”) is the investment adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee from the Fund at an annual rate of 1.00% of the Fund’s average daily net assets.
Under the terms of the Investment Advisory Agreement for the Fund, the Adviser is obligated to pay all expenses of the Fund except
Board-approved shareholder servicing fees, borrowing costs, taxes, brokerage costs, commissions, and extraordinary and non-recurring expenses and expenses that the Fund is authorized to pay under Rule 12b-1.
Distribution – Foreside Fund Services, LLC (the “Distributor”), a wholly owned subsidiary of Foreside Financial Group, LLC (doing business as ACA Group), acts as the agent of the Trust in connection with the continuous offering of shares of the Fund. The Fund has adopted a Distribution Plan (the “Plan”) for Investor Shares in accordance with Rule 12b-1 of the Act. Under the Plan, the Fund pays the
Distributor and/or any other entity as authorized by the Board a fee of up to 0.25% of the average daily net assets of Investor Shares. The
Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings LLC
(d/b/a Apex Fund Services) (“Apex”) or their affiliates.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to the Fund.
Apex also provides certain shareholder report production and EDGAR conversion and filing services. Apex provides a Principal Executive
Officer, a Principal Financial Officer, a Chief Compliance Officer and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.
Trustees and Officers – The Trust will pay each Independent Trustee an annual retainer of $45,000 for services to the Trust ($55,000 for the Chairman). The Audit Committee Chairman receives an additional $2,000 annually. The Trustees and Chairman may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his duties as a Trustee, including travel and related expenses incurred in attending Board meetings. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.
Pursuant to the terms of the investment advisory agreement, the Trustees' fees attributable to the Fund are paid by the Adviser.
Note 4. Fees Waived
During the period, the Fund invested in VanEck Merk Gold Trust ETF, an exchange traded product sponsored by the Adviser. As of
September 30, 2022 , the Fund did not have an investment in VanEck Merk Gold Trust ETF. The Adviser has agreed to waive fees in an amount equal to the fee it receives from VanEck Merk Gold Trust ETF based on the Fund’s investment in VanEck Merk Gold Trust ETF
(NYSE:OUNZ). For the period ended September 30, 2022 , the Adviser waived fees of $775 for the Fund.

11
Note 5. Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments during the period ended September 30, 2022 , were as follows:
Note 6. Summary of Derivative Activity
The volume of open derivative positions may vary on a daily basis as the Fund transacts derivative contracts in order to achieve the exposure desired by the Adviser. The total notional value of activity for the period ended September 30, 2022 for any derivative type that was held during the period is as follows:
The Fund’s use of derivatives during the period ended September 30, 2022 , was limited to forward currency contracts.
Following is a summary of the effect of derivatives on the Statement of Assets and Liabilities for the Fund as of September 30, 2022 :
Realized and unrealized gains and losses on derivatives contracts during the period ended September 30, 2022, by the Fund are recorded in the following locations on the Statement of Operations:
The Fund is subject to enforceable master netting agreements, or netting arrangements, with certain counterparties. These agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying offsetting mechanisms and collateral posting arrangements at pre-arranged exposure levels. Master netting agreements may not be specific to each different asset type; in such instances, they would allow the Fund to close out and net its total exposure to a specified counterparty in the event of a default with respect to any and all the transactions governed under a single agreement with the counterparty. Collateral terms are contract specific for forward currency contracts. Although collateral or margin requirements may differ by type of derivative or investment, as applicable, the Fund typically receives cash posted as collateral (with rights of rehypothecation) or agrees to have such collateral posted to a third party custodian under a tri-party arrangement that enables the Fund to take control of such collateral in the event of a counterparty default.
ISDA Agreements govern OTC derivative transactions entered into by the Fund and select counterparties. ISDA Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Under the Fund’s separate and distinct ISDA Agreements for forward currency contracts, the Fund may be required to post collateral on derivatives if the Fund is in a net liability position with the counterparty. Additionally, counterparties may immediately terminate derivatives contracts if the Fund fails to maintain sufficient asset coverage for its contracts. An election to terminate early could be material to the financial statements.
In limited circumstances, the ISDA Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may
Purchases Sales
$ 4,819,327 $ 12,364,285
Forward Currency Contracts $ 115,907,854
Location:
Currency
Contracts
Asset derivatives:
Unrealized gain on forward currency contracts $ 6,823
Liability derivatives:
Unrealized loss on forward currency contracts $ 107, 956
Location:
Currency
Contracts
Net realized gain (loss) on:
Forward currency contracts $ ( 4 98,294 )
Net change in unrealized appreciation (depreciation) on:
Forward currency contract s (32,509)

12
be segregated with a third party custodian. The gross fair value of OTC derivative instruments, amounts available for offset, collateral received or pledged and net exposure by instrument as of period end, is disclosed below.
The following table presents, as of September 30, 2022, the gross and net derivative assets and liabilities that are netted on the statement of assets and liabilities or that are subject to a master netting agreement. The table also presents information about the related collateral amounts.
Note 7. Federal Income Tax
As of September 30, 2022 , the cost for federal income tax purposes is substantially the same as for financial statement purposes and the components of net unrealized depreciation was as follows:
As of March 31, 2022 , accumulated loss on a tax basis were as follows:
The difference between components of accumulated loss on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to grantor trust adjustments and forward contracts.
As of March 31, 2022 , the Fund had $521,635 in short term capital loss carryforwards and $7,642,091 available in long term capital loss carry forwards that have no expiration date.
Note 8. Underlying Investments in Other Pooled Investment Vehicles
During the period, the Fund invested a portion of its assets in the VanEck Merk Gold Trust ETF. The Fund may eliminate its investments at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders.
The performance of the Fund may be directly affected by the performance of the VanEck Merk Gold Trust ETF. The financial statements of the VanEck Merk Gold Trust ETF, including the schedule of investments, can be found at the Merk Funds website www.merkfunds.
com , or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of September 30, 2022 none of the Fund’s net assets were invested in the VanEck Merk Gold Trust ETF.
Note 9. Subsequent Events
On October 10, 2022, the Board of the Trust approved a Plan of Liquidation and Dissolution (“Plan”), pursuant to which the assets of the Fund will be liquidated and the proceeds remaining after payment of or provision for liabilities and obligations of the Fund will be distributed to shareholders. The Adviser recommended that the Board approve the Plan based on market conditions and economic factors adversely affecting the Fund, and the Board concluded that it is in the best interests of the Fund and its shareholders to liquidate the Fund pursuant to the Plan.
In accordance with the Plan, substantially all of the assets of the Fund have been liquidated, known liabilities of the Fund have been satisfied, and the remaining proceeds will be distributed to the Fund’s shareholders in complete redemption and cancellation of the Fund’s shares held by the shareholders. The Fund will be terminated and dissolved on or about November 30, 2022.
Gross Asset (Liability) as
Presented in the Statements
of Assets and Liabilities
Financial Instruments
(Received) Pledged*
Cash Collateral
(Received) Pledged* Net Amount
Merk Hard Currency Fund
Assets:
Over-the-counter derivatives** $ 6,823 $ – $ – $ 6,823
Liabilities:
Over-the-counter derivatives** $ (107,956) $ 107,956 $ – $ –
* The actual financial instruments and cash collateral (received) pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.
** Over-the-counter derivatives may consist of forward currency contracts. The amounts disclosed above represent the exposure to one or more counterparties. For further detail on individual derivative contracts and the corresponding unrealized appreciation (depreciation), see the Schedule of Investments.
Gross Unrealized Appreciation
$ 50
Gross Unrealized Depreciation
(3,419,282)
Net Unrealized Depreciation
$ (3,419,232)
Capital and
Other Losses
Unrealized
Depreciation Total
$ (9,373,378) $ (375,984) $ (9,749,362)

13
13
Investment Advisory Agreement Approval
At the June 9, 2022 Board Meeting, the Board, including the Independent Trustees, considered the approval of the continuance of the investment advisory agreement between the Adviser and the Trust pertaining to the Fund (the “Advisory Agreement”). In preparation for its deliberations, the Board requested and reviewed written responses from the Adviser to a due diligence questionnaire circulated on the Board's behalf concerning the services provided by the Adviser. The Board also discussed the materials with Fund counsel and, as necessary, with the Trust's administrator. During its deliberations, the Board received an oral presentation from the Adviser, and was assisted by the advice of Trustee counsel.
At the meeting, the Board reviewed, among other matters: (1) the nature, extent and quality of the services provided to the Fund by the
Adviser, including information on the investment performance of the Fund; (2) the costs of the services provided and profitability to the
Adviser of its relationship with the Fund; (3) the advisory fee and total expense ratio of the Fund compared to those of a relevant peer group of funds; (4) the extent to which economies of scale may be realized as the Fund grows and whether the advisory fee enables the
Fund's investors to share in the benefits of economies of scale; and (5) other benefits received by the Adviser from its relationship with the
Fund. In addition, the Board recognized that the evaluation process with respect to the Adviser was an ongoing one and, in this regard, the Board considered information provided by the Adviser at regularly scheduled meetings during the past year.
Nature, Extent and Quality of Services
Based on written materials received, a presentation from a senior representative of the Adviser and a discussion with the Adviser about the Adviser’s personnel, operations and financial condition, the Board considered the quality of services provided by the Adviser under the Advisory Agreement. In this regard, the Board considered information regarding the experience, qualifications and professional background of the portfolio manager and other personnel at the Adviser with principal responsibility for the Fund’s investments, as well as the investment philosophy and decision-making process of the Adviser and the capability and integrity of the Adviser’s senior management and staff.
The Board considered also the adequacy of the Adviser’s resources. The Board noted the Adviser’s representation that the firm is in stable financial condition and that the firm has the operational capability, the necessary staffing and experience, and the financial strength necessary to continue providing high-quality investment advisory services to the Fund. Based on the presentation and the materials provided by the Adviser in connection with the Board’s consideration of the renewal of the Advisory Agreement, the Board concluded that, overall, it was satisfied with the nature, extent and quality of services to be provided to the Fund under the Advisory Agreement.
Performance
In connection with a presentation by the Adviser regarding its approach to managing the Fund, the Board reviewed the performance of the Fund compared to its primary benchmark index and to a peer group of funds identified by Strategic Insight, Inc. (“Strategic Insight”)
as having characteristics that are potentially similar to those of Fund.
The Board observed that the Fund outperformed its primary benchmark index, the JPMorgan 3-Month Global Cash Index, for the one-, three-, five-, and 10-year periods ended March 31, 2022, and for the period since the Fund’s inception on May 10, 2005.
The Board also considered the Fund’s performance relative to its Strategic Insight peer group. In this regard, the Board noted the Adviser’s representation that there are important differences between the investment strategy of the Fund and the investment strategies of the other funds in the Strategic Insight peer group, including that the Fund focuses on currencies of the G-10 and Singapore, whereas the Strategic
Insight peer funds focused more on emerging market currencies. The Board noted that the unique nature of the Fund’s investment strategy resulted in a limited universe of comparable funds. At the suggestion of the Adviser, the Board also considered the performance of the Fund to the performance of the Inverse U.S. Dollar Index, which the Adviser believed to be more closely aligned with the strategy of the Fund than the peer funds included in the Strategic Insight peer group. The Board observed that the Fund outperformed the Inverse
U.S. Dollar Index for the one- and three-year periods ended March 31, 2022 and underperformed the Index for the five-year period ended
March 31, 2022. The Board also noted the Adviser’s representation that current market factors, including current global reflationary environment, were indicative of a potential decline in the U.S. Dollar, which should benefit the Fund.
ADDITIONAL INFORMATION
September 30, 2022

14
Compensation
The Board evaluated the Adviser’s compensation for providing advisory services to the Fund and analyzed comparative information on actual advisory fee rates and actual total expense ratios the Fund’s Strategic Insight peer group. The Board observed that the Adviser’s actual advisory fee rate and actual total expense ratios were each higher than the median of the Strategic Insight peers. The Board noted, however, that the Fund operates pursuant to unified advisory fee agreement. Under this agreement, the Adviser pays substantially all service provider fees in connection with the management and operation of the Fund (with certain exceptions) from a single, all-inclusive management fee. The Board noted the Adviser’s representation that the Strategic Insight peer funds did not employ unified fee structures and therefore a direct advisory fee comparison was not meaningful. Based on the unified nature of the fee and expense arrangements and the Adviser’s discussion of the aggregate costs and profitability of the Adviser’s mutual fund activities, the Board concluded that the
Adviser’s advisory fee rate charged to the Fund was reasonable.
Cost of Services and Profitability
The Board considered information provided by the Adviser regarding its costs of services and profitability with respect to the Fund. In this regard, the Board considered the Adviser’s resources devoted to the Fund and noted the Adviser’s representation that, it does not allocate its expenses to specific products. The Board noted the Adviser’s representation, however, that administrative and compliance costs attributable to the Fund were believed to have increased in recent years relative to the Adviser’s other advisory clients. Based on these and other applicable considerations, including the Adviser’s discussion of the aggregate costs and profitability of the Adviser’s mutual fund activities, the Board concluded that the Adviser’s profits attributable to management of the Fund were reasonable.
Economies of Scale
The Board evaluated whether the Fund would benefit from any economies of scale. In this respect, the Board considered the Fund’s fee structure, asset size, and net expense ratio, giving effect to the Adviser’s unitary fee structure. The Board noted the Adviser’s representation that the Fund potentially could benefit from economies of scale in the future as assets grow, but the Adviser was not proposing breakpoints or changes in fees at this time in light of the Fund’s low level of assets under management. Based on the foregoing information and other applicable considerations, the Board concluded that the asset level of the Fund was not consistent with the existence of economies of scale and that economies of scale were not a material factor in renewing the Advisory Agreement.
Other Benefits
The Board noted the Adviser’s representation that, as a result of the Adviser’s management of the Fund, it may benefit from increased public exposure, possibly leading to increased business that is unrelated to the Fund. Based on the foregoing representations, the Board concluded that other benefits received by the Adviser from its relationship with the Fund were not a material factor to consider in approving the Advisory Agreement.
Conclusion
The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed a memorandum from Fund counsel discussing the legal standards applicable to its consideration of the Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, and its consideration of information received throughout the year from the Adviser, the Board determined, in the exercise of its business judgment, that the advisory arrangement, as outlined in the Advisory Agreement, was fair and reasonable in light of the services to be performed, expenses to be incurred and such other matters as the Board considered relevant.
Liquidity Risk Management Program
The Fund has adopted and implemented a written liquidity risk management program, as required by Rule 22e-4 (the “Liquidity Rule”)
under the Investment Company Act of 1940, as amended. The liquidity risk management program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund's investment strategy and the liquidity of the portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections and its cash holdings and access to other funding sources.
The Board approved the designation of the Trust’s Valuation Committee as the administrator of the liquidity risk management program
(the “Program Administrator”). The Program Administrator is responsible for the administration and oversight of the program and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy, and effectiveness.

15
The Program Administrator assessed the Fund’s liquidity risk profile based on information gathered for the period July 1, 2021 through
June 30, 2022 in order to prepare a written report to the Board for review at its meeting held on September 9. 2022.
The Program Administrator’s written report stated that: (i) the Fund is able to meet redemptions in normal and reasonably foreseeable stressed conditions and without significant dilution of remaining shareholders’ interests in the Fund; (ii) the Fund's strategy is appropriate for an open-end mutual fund; (iii) the liquidity classification determinations regarding the Fund's portfolio investments, which take into account a variety of factors and may incorporate analysis from one or more third-party data vendors, remained appropriate; (iv) the
Fund did not approach the internal triggers set forth in the liquidity risk management program or the regulatory percentage limitation
(15%) on holdings in illiquid investments; (v) it continues to be appropriate to not set a “highly liquid investment minimum” for the
Fund because the Fund primarily holds “highly liquid investments”; and (vi) the liquidity risk management program remains reasonably designed and adequately implemented to prevent violations of the Liquidity Rule. No significant liquidity events impacting the Fund or proposed changes to the Program were noted in the report.
Proxy Voting Information
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling (866) 637-5386 and on the U.S. Securities and Exchange Commission’s
(the “SEC”) website at www.sec.gov. The Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge and upon request, by calling (866) 637-5386 and on the SEC’s website at www.sec.gov.
Availability of Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form
N-PORT. Forms N-PORT are available free of charge on the SEC’s website at www.sec.gov.
Shareholder Expense Example
As a shareholder of the Fund , you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1,
2022 through September 30, 2022.
Actual Expenses – The first line under each share class of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes – The second line under each share class of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5%
per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

16
Beginning
Account Value
April 1, 2022
Ending
Account Value
September 30, 2022
Expenses
Paid During
Period*
Annualized
Expense
Ratio*
Investor Shares
Actual $ 1,000.00 $ 850.90 $ 6.03 1.30%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,018.55 $ 6.58 1.30%
Institutional Shares
Actual $ 1,000.00 $ 851.65 $ 4.87 1.05%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,019.80 $ 5.32 1.05%
* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183) divided by 365 to reflect the half-year period.

FOR MORE INFORMATION
Merk Hard Currency Fund
®
P.O. BOX 588
PORTLAND, ME 04112
208-SAR-0922
INVESTMENT ADVISER
Merk Investments LLC
555 Bryant Street #455
Palo Alto, CA 94301
www.merkfunds.com
TRANSFER AGENT
Apex Fund Services
P.O. Box 588
Portland, ME 04112
www.apexgroup.com
DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
www.foreside.com
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management and other information.

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable

ITEM 6. INVESTMENTS.
(a)

Included as part of report to shareholders under Item 1.
(b)

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
 (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.

ITEM 13. EXHIBITS.

(a)(1)  Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002. (Exhibits filed herewith)

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002. (Exhibit filed herewith)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant              Forum Funds

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	12/1/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	12/1/2022

By	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date	12/1/2022